Rule 497(b)
                           Registration No. 33-53445

                 NOTE:  Part A of This Prospectus May Not Be
                   Distributed Unless Accompanied by Part B.


                            EQUITY SECURITIES TRUST

                                   SERIES 5





            The Trust is a unit investment trust designated Equity Securities Trust, Series 5 ("Trust"). The objectives of the Trust are to seek to achieve capital appreciation together with a high level of current income. The Trust contains an underlying portfolio of common stocks issued by domestic real estate investment trusts ("REITs") and contracts and funds for the purchase of such securities (collectively, the "Securities"). The Sponsor is Reich & Tang Distributors L.P. The Sponsor cannot give assurance that the Trust's objectives can be achieved. There are certain risks inherent in an investment in REITs. See "Risk Considerations" in Part A and Part B of this Prospectus. The Trust will terminate approximately three years after the initial Date of Deposit. The value of the Units of the Trust will fluctuate with the value of the underlying securities. Minimum purchase: 100 Units.




            This Prospectus consists of two parts. Part A contains the Summary of Essential Information as of June 30, 1996 (the "Evaluation Date"), a summary of certain specific information regarding the Trust and audited financial statements of the Trust, including the related portfolio, as of the Evaluation Date. Part B of this Prospectus contains a general summary of the Trust.

            Investors should retain both parts of this Prospectus for
                                future reference.




      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Prospectus Part A Dated October 31, 1996



 309107.1

                                   THE TRUST

            The Trust is a unit investment trust designated Equity Securities Trust, Series 5 (the "Trust"). The Trust contains an underlying portfolio of common stocks issued by domestic real estate investment trusts ("REITs") and contracts and funds for the purchase of such securities (collectively, the "Securities"). The objectives of the Trust are to seek to achieve capital appreciation together with a high level of current income. The Trust seeks to achieve its objectives by investing in a fixed, diversified portfolio of REITs. The Trust's Securities are issued by a geographically diverse number of issuers and, in the opinion of the Sponsor, offer an opportunity for the Trust to achieve its objectives during the life of the Trust. The Sponsor cannot give assurance that the Trust's objectives can be achieved. A REIT is a creation of the federal income tax law and, therefore, its structure and operation must conform to certain requirements of the Internal Revenue Code. In general, a REIT must hold at least 75% of its total assets in real estate assets and distribute at least 95% of its taxable income (without regard to any net capital gains) on an annual basis. There are two principal types of REITs: those which hold 75% of their invested assets in the ownership of real estate and benefit from the underlying net rental income generated from the properties ("Equity REITs") and those which hold 75% of their invested assets in mortgages which are secured by real estate assets and benefit predominantly from the difference between the interest income on the mortgage loans and the interest expense on the capital used to finance the loans ("Mortgage REITs"). A third type combines the investment strategies of the Equity REITs and the Mortgage REITs ("Hybrid REITs"). In selecting Securities for the Trust, the Sponsor considers the following factors, among others: (1) the Sponsor's own evaluations of the market value of the underlying assets and business of the issuers of the Securities;
(2) the dividend income generated by the Securities; (3) the potential for capital appreciation for the Securities; (4) the prices of the Securities relative to other comparable securities; (5) whether the Securities are entitled to the benefits of protective conditions; (6) the cash flow quality and growth potential of the Securities; (7) the management quality of the issuers of the Securities; and (8) the diversification of the Trust's portfolio as to issuers, product type and geographic focus. There are certain risks inherent in an investment in a portfolio of REITs. (See "Risk Considerations" in this Part A and in Part B.) The Trust will terminate three years after the initial Date of Deposit. Upon termination, Certificateholders may elect to receive their terminating distributions in cash, in the form of in-kind distributions of the Trust's Securities or may utilize their terminating distributions to purchase units of a future series of the Trust at a reduced sales charge. (See "Termination" in this Part A and "Trust Administration--Trust Termination" in Part B.)

            With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship among the aggregate value of the specified Securities in the Trust. During the 90 days subsequent to the initial Date of Deposit, the Sponsor may have, but is not obligated to have, deposited from time to time additional Securities in the Trust ("Additional Securities") or contracts to purchase Additional Securities, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio immediately prior to such deposit, thereby creating additional Units offered to the public by means of this Prospectus. These additional Units will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the number of shares of Securities in the Trust portfolio on the initial Date of Deposit with the deposit of Additional Securities because of, among other reasons, purchase requirements, changes in prices, or the unavailability of Securities. Deposits of

 309107.1

Additional Securities in the Trust subsequent to the 90-day period following the initial Date of Deposit (the "Deposit Period") must replicate exactly the proportionate relationship among the number of shares of Securities in the Trust Portfolio at the end of the initial 90-day period. The number and identity of Securities in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to such Securities or the reinvestment of the proceeds distributed to Certificateholders. The Portfolio of the Trust may change slightly based on such disposition and reinvestment. Securities received in exchange for shares will be similarly treated. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trust are unavailable (see "The Trust--Substitution of Securities" in Part B). As additional Units are issued by the Trust as a result of the deposit of Additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each unit will be decreased. As of the Date of Deposit, Units in the Trust represent an undivided interest in the principal and net income of the Trust in the ratio of one hundred Units for the indicated initial aggregate value of Securities in the Trust on the initial Date of Deposit as is set forth in the Summary of Essential Information (see "The Trust-- Organization" in Part
B). (For the specific number of Units in the Trust as of the initial Date of Deposit, see "Summary of Essential Information" in this Part A.)

            The Sponsor was a manager or co-manager of a public offering of the Securities of issuers in Portfolio Nos. 3, 5, 6, 19, 23 and 32.

                              RISK CONSIDERATIONS

            An investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks, the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units).

            The portfolio of the Trust is fixed and not "managed" by the Sponsor. All the Securities in the Trust are liquidated during a 60-day period at the termination of the 3-year life of the Trust. Since the Trust will not sell Securities in response to ordinary market fluctuation, but only at the Trust's termination or upon the occurrence of certain events, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust. In addition, since the Trust will consist entirely of shares issued by REITs, a domestic corporation or business trust which invests primarily in income producing real estate or real estate related loans or mortgages, an investment in the Trust will be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, illiquidity of real property investments, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, economic or regulatory impediments to raising rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates. In addition to these risks, Equity REITs may be more likely to be affected by changes in the value of the underlying property owned by the trusts, while

 309107.1

Mortgage REITs may be more likely to be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon the management skills of the issuers and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

            The mandatory termination date of the Trust is approximately three years from the initial Date of Deposit. It is the present intention of the Sponsor to select Securities for the Trust that will achieve a high current income and growth of capital during the life of the Trust. The Sponsor cannot give any assurance that the business and investment objectives of the issuers of the Securities will correspond with or in any way meet the limited term objectives of the Trust. (See "Risk Considerations" in Part B.)

                             PUBLIC OFFERING PRICE

            The Public Offering Price per 100 Units of the Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge of 3.57% of the Public Offering Price per 100 Units or 3.702% of the net amount invested in Securities per 100 Units. (See "Summary of Essential Information.") In addition, the net amount invested in Securities will involve a proportionate share of amounts in the Income Account and Principal Account, if any. For additional information regarding the Public Offering Price, the descriptions of dividend and principal distributions, repurchase and redemption of Units and other essential information regarding the Trust, see the Summary of Essential Information for the Trust. During the initial offering period orders involving at least 10,000 Units will be entitled to a volume discount from the Public Offering Price. The Public Offering Price per Unit may vary on a daily basis in accordance with fluctuations in the aggregate value of the underlying Securities. (See "Public Offering" in Part B.) The figures above assume a purchase of 100 Units. The price of a single Unit, or any multiple thereof, is calculated by dividing the Public Offering Price per 100 Units by 100 and multiplying by the number of Units.

                                 DISTRIBUTIONS

            Distributions of dividends received, less expenses, will be made by the Trust monthly. Such distributions will be made to all Certificateholders of record on the first day of each month ("Record Date") and paid monthly on the 15th day of every month (the "Monthly Distribution Date"). Distributions of capital gains realized, if any, will be made shortly after the Monthly Distribution Date to Certificateholders of record on the Record Date immediately preceding such Monthly Distribution Date. (See "Rights of Certificateholders--Distributions" in Part B. For the specific dates representing the First Payment Date and the First Record Date, see "Summary of Essential Information").

 309107.1

                               MARKET FOR UNITS

            The Sponsor, although not obligated to do so, intends to maintain a secondary market for the Units of the Trust after the initial public offering has been completed. The secondary market repurchase price will be based on the market value of the Securities in the Trust portfolio. (See "Liquidity--Sponsor Repurchase" for a description on how the secondary market repurchase price will be determined.) If a market is not maintained a Certificateholder will be able to redeem his Units with the Trustee. (See "Liquidity--Trustee Redemption" in Part B.) There can be no assurance of the making or the maintenance of a market for any of the Securities contained in the Trust portfolio or of the liquidity of the Securities in any markets made. Notwithstanding the foregoing, the Sponsor undertakes to maintain the secondary market during the initial public offering period. In addition, the Trust may be restricted under the 1940 Act from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

                            TOTAL REINVESTMENT PLAN

            Distributions from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his dividend check, together with any principal payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of GOC Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Gabelli-O'Connor Fixed Income Mutual Funds Management Co. serves as the investment adviser of the Fund and GOC Fund Distributors, Inc. serves as distributor for the Fund. Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident. The Plan is not designed to be a complete investment program. (See "Total Reinvestment Plan" in Part B for details on how to enroll in the Total Reinvestment Plan and how to obtain a Fund prospectus.)

                                  TERMINATION

            During the 60-day period prior to the Mandatory Termination Date (approximately three years after the initial Date of Deposit) (the "Liquidation Period"), Securities will begin to be sold in connection with the termination of the Trust and all Securities will be sold by the Mandatory Termination Date. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such sales in accordance with applicable law. The Sponsor will determine the manner, timing and execution of the sales of the underlying Securities. Certificateholders may elect one of the three options in receiving their terminating distributions. Certificateholders may elect: (1) to receive their pro rata share of the underlying Securities in-kind, if they own at least 2,500 Units, (2) to receive cash upon the liquidation of their pro rata share of the underlying Securities or (3) subject to the receipt by the Trust of an appropriate exemptive order from the Securities and Exchange Commission, to invest the amount of cash they would have received upon the liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered) at a reduced sales charge. (See "Trust Administration--Trust Termination" in Part B for a description of how to select a termination distribution option).

            The Sponsor will attempt to sell the Securities as quickly as it can during the Liquidation Period without, in its judgment, materially adversely affecting the market price of the Securities, but all of the

 309107.1

Securities will in any event be disposed of by the end of the Liquidation Period. The Sponsor does not anticipate that the period will be longer than 60 days, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

            It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities: for highly liquid Securities, the Sponsors will generally sell Securities on the first day of the Liquidation Period; for less liquid Securities, on each of the first two days of the Liquidation Period, the Sponsor will generally sell any amount of any underlying Securities at a price no less than 1/2 of one point under the last closing sale price of those Securities. On each of the following two days, the price limit will increase to one point under the last closing sale price. After four days, the Sponsor intends to sell at least a fraction of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the Liquidation Period, without any price restrictions.

            During the Liquidation Period, Certificateholders who have not chosen to receive distributions-in-kind will be at risk to the extent that Securities are not sold; for this reason the Sponsor will be inclined to sell the Securities in as short a period as they can without materially adversely affecting the price of the Securities.

 309107.1

                EQUITY SECURITIES TRUST, SERIES 5, REIT SERIES

             SUMMARY OF ESSENTIAL INFORMATION AS OF JUNE 30, 1996



DATE OF DEPOSIT*:      JULY 21, 1994   MINIMUM PRINCIPAL DISTRIBUTION:
AGGREGATE VALUE OF                       $1.00 per 100 Units.
  SECURITIES...........$2,661,208.31   LIQUIDATION PERIOD:  Beginning 60
AGGREGATE VALUE OF                       days prior to the Mandatory
  SECURITIES PER                         Termination Date.
  100 UNITS............$996.34       MINIMUM VALUE OF TRUST:  The Trust
NUMBER OF UNITS........267,097           may be terminated if the value of
FRACTIONAL UNDIVIDED                     the Trust is less than 40% of the
  INTEREST IN TRUST....1/267097          aggregate value of the Securities
SECONDARY MARKET                         at the completion of the Deposit
  PUBLIC OFFERING PRICE**                Period.
  Aggregate Value                      MANDATORY TERMINATION DATE:  The
   of Securities                         earlier of September 21, 1997 or
   in Trust............$2,661,208.31     the disposition of the last
  Divided By 267,097                     Security in the Trust.
   Units (times 100)...$996.34         TRUSTEE***:  The Chase Manhattan
  Plus Sales Charge of                   Bank.
   3.573% of Public                    TRUSTEE'S ANNUAL FEE:  $.90 per 100
   Offering Price per                    Units outstanding.
   100 Units...........$35.55          OTHER ANNUAL FEES AND EXPENSES:
  Public Offering Price                  $.35 per 100 Units outstanding.
   per 100.............$1,031.89        SPONSOR:  Reich & Tang Distributors
SPONSOR'S REPURCHASE PRICE               L.P.
  AND REDEMPTION PRICE                 SPONSOR'S ANNUAL FEE:  Maximum of
  PER 100 UNITS........$996.34           $.25 per 100 Units outstanding
EXCESS OF SECONDARY                      (see "Trust Expenses and Charges"
  MARKET PUBLIC OFFERING                 in Part B).
  PRICE OVER REDEMPTION                RECORD DATE:  First of each month.
  PRICE PER 100 UNITS  $1,031.89       DIVIDEND DISTRIBUTION DATE:
EVALUATION TIME:  4:00 p.m.              Fifteenth of each month.
  New York Time.



-------------------------------

* The Date of Deposit is the date on which the Trust Agreement was signed and the initial deposit of Securities with the Trustee was made.

** For information regarding offering price per unit and applicable sales charges under the Total Reinvestment Plan, see "Total Reinvestment Plan" in Part B of this Prospectus.

*** The Trustee maintains its principal executive office at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 770 Broadway, New York, New York 10003 (Tel. No. 1-800-882-9898). For information regarding redemption by the Trustee, see "Trustee Redemption" in Part B of this Prospectus.

 309107.1

                        INFORMATION REGARDING THE TRUST
                              AS OF JUNE 30, 1996


DESCRIPTION OF PORTFOLIO*

Number of Issues:  38 (38 issuers)
Equity REITs: 38 (100% of the initial aggregate value of Securities) (NYSE 98.48%; AMEX 1.52%)

Issues by Property Type:

Diversified Properties................................    8.72%
Factory Outlet Centers................................    5.04%
Manufactured Homes....................................    4.65%
Multi-Family Housing..................................   29.97%
Office/Industrial.....................................   21.49%
Regional Malls........................................   18.33%
Shopping Centers......................................   11.80%
 ......................................................   ______
 ......................................................     100%


--------
* For Changes in the Trust Portfolio from July 1, 1996 to September 15, 1996 see Schedule A on pages A-10 through A-11.

 309107.1

                     FINANCIAL AND STATISTICAL INFORMATION


Selected data for each Unit outstanding for the periods listed below:

                                                                    Distribu-
                                                                    tions of
                                                                    Principal
                                                                     During
                            Net Asset*                                the
                 Units Out-   Value      Distributions of Income     Period
Period Ended      standing   Per Unit  During the Period (per Unit) (Per Unit)

June 30, 1995     337,471      $9.24             $582.80                -0-
June 30, 1996     267,097       9.98                 .73              $2.21

--------
* Net Asset Value per Unit is calculated by dividing net assets as disclosed in the "Statement of Net Assets" by the number of Units outstanding as of the date of the Statement of Net Assets. See Note 5 of Notes to Financial Statements for a description of the components of Net Assets.

 309107.1

                                  SCHEDULE A


      Changes in the Trust Portfolio:

      On August 19, 1996, 148 shares ($3,117.51) of BRE Properties held by the Trust (Portfolio no. 1) were sold.

      On August 19, 1996, 185 shares ($2,255.07) of Burnham Pacific Properties held by the Trust (Portfolio no. 2) were sold.

      On August 19, 1996, 148 shares ($3,561.50) of Colonial Properties Trust held by the Trust (Portfolio no. 3) were sold.

      On August 19, 1996, 222 shares ($1,901.36) of Sizeler Property Investors held by the Trust (Portfolio no. 4) were sold.

      On August 19, 1996, 111 shares ($3,198.36) of Chelsea GCA Realty held by the Trust (Portfolio no. 5) were sold.

      On August 19, 1996, 111 shares ($2,629.50) of Tanger Factory Outlet Centers held by the Trust (Portfolio no. 6) were sold.

      On August 19, 1996, 111 shares ($2,671.13) of ROC Communities held by the Trust (Portfolio no. 7) were sold.

      On August 19, 1996, 111 shares ($3,087.36) of Sun Communities held by the Trust (Portfolio no. 8) were sold.

      On August 19, 1996, 111 shares ($2,323.15) of Associated Estates Realty held by the Trust (Portfolio no. 9) were sold.

      On August 19, 1996, 111 shares ($2,531.27) of Avalon Properties held by the Trust (Portfolio no. 10) were sold.

      On August 19, 1996, 111 shares ($2,934.74) of Bay Apartment Communities Inc. held by the Trust (Portfolio no. 11) were sold.

      On August 19, 1996, 148 shares ($3,450.00) of Charles E. Smith Residential Realty Inc. held by the Trust (Portfolio no. 12) were sold.

      On August 19, 1996, 74 shares ($2,576.22) of Equity Residential Properties held by the Trust (Portfolio no. 13) were sold.

      On August 19, 1996, 148 shares ($3,432.00) of Gables Residential Trust held by the Trust (Portfolio no. 14) were sold.

      On August 19, 1996, 222 shares ($4,731.77) of Irvine Apartment Communities held by the Trust (Portfolio no. 15) were sold.

      On August 19, 1996, 111 shares ($2,365.89) of Merry Land & Investment held by the Trust (Portfolio no. 16) were sold.

      On August 19, 1996, 74 shares ($2,613.22) of Post Properties held by the Trust (Portfolio no. 17) were sold.

      On August 19, 1996, 148 shares ($2,766.02) of Summit Properties Trust held by the Trust (Portfolio no. 18) were sold.

      On August 19, 1996, 111 shares ($1,575.03) of Town and Country Trust held by the Trust (Portfolio no. 19) were sold.

      On August 19, 1996, 148 shares ($1,989.05) of United Dominion Trust held by the Trust (Portfolio no. 20) were sold.

      On August 19, 1996, 148 shares ($3,191.51) of Wellsford Residential Property held by the Trust (Portfolio no. 21) were sold.

      On August 19, 1996, 185 shares ($4,313.13) of Carr Realty held by the Trust (Portfolio no. 22) were sold.

      On August 19, 1996, 148 shares ($5,540.93) of Crescent Real Estate Equities, Inc. held by the Trust (Portfolio no. 23) were sold.

      On August 19, 1996, 111 shares ($3,337.10) of Duke Realty Investments held by the Trust (Portfolio no. 24) were sold.

      On August 19, 1996, 148 shares ($4,208.98) of Highwoods Properties Inc. held by the Trust (Portfolio no. 25) were sold.

      On August 19, 1996, 185 shares ($3,896.90) of Liberty Property Trust held by the Trust (Portfolio no. 26) were sold.

      On August 19, 1996, 185 shares ($5,307.47) of Spieker Properties held by the Trust (Portfolio no. 27) were sold.

      On August 19, 1996, 185 shares ($4,081.89) of CBL & Associates Properties held by the Trust (Portfolio no. 28) were sold.

      On August 19, 1996, 148 shares ($3,746.49) of General Growth Properties held by the Trust (Portfolio no. 30) were sold.

      On August 19, 1996, 148 shares ($2,655.03) of Glimcher Realty Trust held by the Trust (Portfolio no. 31) were sold.

      On August 19, 1996, 499 shares ($12,444.64) of Simon Property Group held by the Trust (Portfolio no. 32) were sold.

      On August 19, 1996, 148 shares ($1,952.05) of Alexander Hagen Properties held by the Trust (Portfolio no. 33) were sold.
      On August 19, 1996, 74 shares ($2,289.48) of Developers Diversified Realty held by the Trust (Portfolio no. 34) were sold.

      On August 19, 1996, 74 shares ($1,688.25) of Federal Realty Investment held by the Trust (Portfolio no. 35) were sold.

      On August 19, 1996, 111 shares ($2,352.01) of JP Realty, Inc. held by the Trust (Portfolio no. 36) were sold.

      On August 19, 1996, 111 shares ($3,156.73) of Kimco Realty held by the Trust (Portfolio no. 37) were sold.

      On August 19, 1996, 74 shares ($2,890.71) of Weingarten Realty Investors held by the Trust (Portfolio no. 38) were sold.

      From July 1, 1996 to September 15, 1996, 12,197 Units were redeemed from the Trust.

 309107.1

Equity Securities Trust,
Series 5 REIT Series
Financial Statements
June 30, 1996 and 1995

Report of Independent Accountants

To the Sponsor, Trustee and Certificateholders of
Equity Securities Trust, Series 5 REIT Series

In our opinion, the accompanying statement of net assets, including the portfolio of investme ts, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Securities Trust, Series 5 REIT Series (the "Trust") at June 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1996 by correspondence with the Trustee, provides a reasonable basis for the opinion expressed above. The financial statements for the prior periods presented were audited by other independent accountants whose report dated September 15, 1995, except as to Note 7 as to which the date is September 28, 1995, expressed an unqualified opinion on those financial statements.




/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York  10036
October 16, 1996

Equity Securities Trust, Series 5 REIT Series

Portfolio of Investments June 30, 1996
-------------------------------------------------------------------------------


         Portfolio
    No.   Shares                Name of Issuer                   Market Value

                       Diversified Properties 8.72%

     1     3,246       BRE Properties                           $     63,297
     2     4,056       Burnham Pacific Properties                     47,154
     3     3,245       Colonial Properties Trust                      78,692
     4     4,868       Sizeler Property Investors                     42,591
                                                                 -----------
                                                                     231,734
                                                                 -----------

                       Factory Outlet Centers 5.04%
     5     2,434       Chelsea GCA Realty                             77,272
     6     2,434       Tanger Factory Outlet Centers                  56,585
                                                                 -----------
                                                                     133,857
                                                                 -----------

                       Manufactured Homes 4.65%
     7     2,434       ROC Communities                                58,106
     8     2,434       Sun Communities                                65,407
                                                                 -----------
                                                                     123,513
                                                                 -----------

                       Multi-Family Housing 29.97%
     9     2,434       Associated Estates Realty                      51,109
    10     2,434       Avalon Properties                              52,934
    11     2,434       Bay Apartment Communities Inc.                 62,974
    12     3,245       Charles E. Smith Residential Realty Inc.       77,880
    13     1,623       Equity Residential Properties                  53,340
    14     3,245       Gables Residential Trust                       76,258
    15     4,868       Irvine Apartment Communities                   97,959
    16     2,434       Merry Land & Investment                        51,109
    17     1,623       Post Properties                                57,396
    18     3,245       Summit Properties Trust                        63,684
    19     2,434       Town and Country Trust                         31,943
    20     3,245       United Dominion Trust                          46,647
    21     3,245       Wellsford Residential Property                 73,013
                                                                 -----------
                                                                     796,246
                                                                 ===========



See accompanying footnotes to portfolio and notes to financial statements.

Equity Securities Trust, Series 5 REIT Series

Portfolio of Investments June 30, 1996
-------------------------------------------------------------------------------


        Portfolio
    No.   Shares         Name of Issuer                          Market Value

                       Office/Industrial 21.49%
    22     4,056       Carr Realty                              $    97,351
    23     3,245       Crescent Real Estate Equities, Inc.          119,254
    24     2,434       Duke Realty Investments                       73,621
    25     3,245       Highwoods Properties Inc.                     89,644
    26     4,056       Liberty Property Trust                        80,618
    27     4,056       Spieker Properties                           110,533
                                                                -----------
                                                                    571,021
                                                                -----------

                       Regional Malls 18.32%
    28     4,056       CBL & Associates Properties                   90,759
    29     8,924       DeBartolo Realty Corporation                 143,896
    30     3,245       General Growth Properties                     78,286
    31     3,245       Glimcher Realty Trust                         54,760
    32     4,868       Simon Property Group                         119,254
                                                                -----------
                                                                    486,955
                                                                -----------

                       Shopping Centers 11.81%
    33     3,245       Alexander Haagen Properties                   41,374
    34     1,623       Developers Diversified Realty                 51,717
    35     1,623       Federal Realty Investment                     36,912
    36     2,434       JP Realty, Inc.                               52,022
    37     2,437       Kimco Realty                                  68,831
    38     1,623       Weingarten Realty Investors                   62,872
                                                                -----------
                                                                    313,728
                                                                -----------
                       Total Investments (Cost $2,470,248)      $ 2,657,054
                                                                ===========







See accompanying footnotes to portfolio and notes to financial statements.

Equity Securities Trust, Series 5 REIT Series

Footnotes to Portfolio
------------------------------------------------------------------------------


(1)       Based on the cost of the Securities to the Trust.

(2) See "Tax Status" in Part B of this Prospectus for a statement of the Federal tax consequences to a Certificateholder upon the sale, redemption or maturity of a security.

(3) At June 30, 1996, the net unrealized appreciation of all the securities was comprised of the following:

                Gross Unrealized Appreciation         $   229,294
                Gross Unrealized Depreciation             (42,488)
                                                      ------------

                Net Unrealized Appreciation           $   186,806
                                                      ============

Equity Securities Trust, Series 5 REIT Series

Statement of Net Assets
June 30, 1996
------------------------------------------------------------------------------


Investments in Securities,
   at Market Value (Cost $2,470,248)                         $   2,657,054
                                                             -------------


Other Assets
   Dividends Receivable                                             18,168
                                                             -------------

    Total Other Assets                                              18,168
                                                             -------------



Other Liabilities
   Accrued Expenses                                                    500
   Advance From Trustee                                              9,541
                                                             -------------

    Total Other Liabilities                                         10,041
                                                             -------------


Excess of Other Assets over Total Liabilities                        8,127
                                                             -------------


Net assets (267,097 units of fractional undivided
   interest outstanding, $9.98 per unit)                     $   2,665,181
                                                             =============





The following notes form an integral part of the financial statements.

Equity Securities Trust, Series 5 REIT Series

Statement of Operations
June 30, 1996
------------------------------------------------------------------------------

                                           For the Year        July 21, 1994
                                           Ended June 30,    (Date of Inception)
                                               1996           to June 30, 1995
Investment Income
    Dividends                               $  223,780        $    183,141
                                            ----------        ------------

Expenses
    Trustee Fees                                 2,806               5,594
    Evaluator Fees                               5,110               4,955
    Sponsor's Advisory Fees                        659                   -
                                            ----------          ----------

        Total Expenses                           8,575              10,549
                                            ----------          ----------

    Net Investment Income                      215,205             172,592
                                            ----------          ----------

Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on
        Investments                                 48                   -
    Change in Unrealized Appreciation
        (Depreciation) on Investments          220,241             (33,435)
                                            ----------          ----------

    Net Gain (Loss) on Investments             220,289             (33,435)
                                            ----------          ----------

    Net Increase in Net Assets
        Resulting From Operations           $  435,494        $    139,157
                                            ==========          ==========






The following notes form an integral part of the financial statements.

Equity Securities Trust, Series 5 REIT Series

Statement of Changes in Net Assets
June 30, 1996
------------------------------------------------------------------------------


                                           For the Year        July 21, 1994
                                           Ended June 30,    (Date of Inception)
                                               1996           to June 30, 1995
Operations Income
    Net Investment Income                     $   215,205     $   172,592
    Net Realized Gain (Loss) on
        Investments                                    48               -
    Change in Unrealized Appreciation
        (Depreciation) on Investments             220,241         (33,435)
                                              -----------     -----------

        Net Increase in Net
           Assets Resulting
           From Operations                        435,494         139,157
                                              -----------     -----------

Distributions to Certificateholders
    Investment Income                             221,323         153,068

Redemptions
    Interest                                          341               -
    Principal                                     668,029               -
                                              -----------     -----------

        Total Distributions
           and Redemptions                        889,693         153,068
                                              -----------     -----------

        Total Increase (Decrease)                (454,199)        (13,911)

Net Assets
    Beginning of Year                           3,119,380       3,133,291
                                              -----------     -----------

    End of Year (Including
        Undistributed Net Investment
        Income of $11,952 and $19,524,
        Respectively)                         $ 2,665,181     $ 3,119,380
                                              ===========     ===========









The following notes form an integral part of the financial statements.

Equity Securities Trust, Series 5 REIT Series

Notes to Financial Statements
June 30, 1996 and 1995
------------------------------------------------------------------------------


1.       Organization

         Equity Securities Trust Series 5, REIT Series (the "Trust") was organized on July 21, 1994 by Bear Stearns & Co. Inc. Under the laws of the State of New York by a Trust Indenture and Agreement, and is registered under the Investment Company Act of 1940. On July 21, 1994 (date of initial deposit) the Trust had 16,462 units outstanding. During the period July 21, 1994 to June 30, 1995 (the offering period) the Trust issued an additional 321,009 units bringing the total number of units issued to 337,471. The Trust is scheduled to terminate no later than September 21, 1997.

         The objectives of the trust are to seek to achieve capital appreciation together with a high level of current income.

2.       Summary of Significant Accounting Policies

         The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
         Actual amounts could differ from those estimates.

         Security Valuation
         Investments are carried at market value which is determined by The Trustee based upon the closing sale prices, or if there is no closing sales price, the mean between the closing bid and asked prices, or if not traded on an exchange, current bid prices of the securities at the end of the period, which approximates the fair value of the securities at that date, except that the market value on the date of deposit represents the cost to the Trust based on the offering prices for investments at that date. The difference between cost and market value is reflected as unrealized appreciation (depreciation) of investments. Securities transactions are recorded on the trade date. Realized gains (losses) from securities transactions are determined on the specific identification method of the securities sold or redeemed.

3.       Income Taxes

         No provision for federal income taxes has been made in the accompanying financial statements because the Trust intends to qualify for and elect the tax treatment applicable to Grantor Trusts under the Internal Revenue Code. Under existing law, if the Trust so qualifies, it will not be subject to federal income tax on net income and capital gains that are distributed to unit holders.

Equity Securities Trust, Series 5 REIT Series

Notes to Financial Statements
June 30, 1996 and 1995
-------------------------------------------------------------------------------


4.       Trust Administration

         The Trustee has custody of assets and responsibility for the accounting records and financial statements of the Trust and is responsible for establishing and maintaining a system of internal control related thereto. The Trustee is also responsible for all estimates of expenses and accruals reflected in the Trust's financial statements.

         The Trust Indenture and Agreement provides for interest distributions as often as monthly (depending upon the distribution plan elected by the Certificateholders).

         The Trust Indenture and Agreement further requires that principal received from the disposition of securities, other than those securities sold in connection with the redemption of units, be distributed to Certificateholders.

         The Trust Indenture and Agreement also requires the Trust to redeem units tendered. For the year ended June 30, 1996, 70,374 units were redeemed. No units had been redeemed for the year ended June 30, 1995.

         The Trust pays an annual fee for trustee services rendered by the Trustee that is based on $.90 per $100 of outstanding. A maximum fee of $.25 per $100 of outstanding is paid to the Sponsor. For the year ended June 30, 1996, the "Evaluator Fees" are comprised of evaluator fees and other expenses, including professional, printing and miscellaneous fees.

Equity Securities Trust, Series 5 REIT Series

Notes to Financial Statements
June 30, 1996 and 1995
------------------------------------------------------------------------------


5.       Net Assets

         At June 30, 1996, the net assets of the Trust represented the interest of Certificateholders as follows:

            Original cost to Certificateholders                $     164,620
            Less initial gross underwriting commission                (6,420)
                                                               --------------

                                                                     158,200

            Cost of additional units acquired
                  during the offering
                  period to Certificateholders                     3,095,820
            Less gross underwriting commission                      (120,729)
                                                               --------------

                                                                   3,133,291

            Accumulated Cost of Securities Sold                     (663,043)
            Net unrealized Appreciation                              186,806
            Undistributed net investment income                       11,952
            Undistributed Proceeds from Investments                   (3,825)
                                                               --------------


                  Total                                        $   2,665,181
                                                               =============


         The original cost to Certificateholders, less the initial gross underwriting commission, represents the aggregate initial public offering price net of the applicable sales charge on 337,471 units of fractional undivided interest of the Trust as of June 30, 1995 (end of the offering period).

6.       Successor Trustee

         Effective September 2, 1995, United States Trust Company of New York was merged into The Chase Manhattan Bank ("Chase"). Accordingly, Chase is the successor trustee of the unit investment trusts sponsored by Bear Stearns and Co.

7.       Successor Sponsor

         Effective September 28, 1995, Reich & Tang Distributors L.P. ("Reich & Tang") has become the successor sponsor previously sponsored by Bear Stearns & Co. Inc. As successor sponsor, Reich & Tang has assumed all of the obligations and rights of Bear Stearns & Co. Inc., the previous sponsor.

Equity Securities Trust, Series 5 REIT Series

Notes to Financial Statements
June 30, 1996 and 1995
-------------------------------------------------------------------------------


8.       Financial Highlights (per unit)*

         Selected data for a unit of the Trust outstanding for the year ended June 30, 1996:

         Net Asset Value, Beginning of Period**                   $  9.24
             Dividend Income                           $   .74
             Expenses                                     (.03)
                                                       --------


             Net Investment Income                                    .71
             Net Gain or Loss on Investments(1)                      2.97
                                                                 --------


         Total from Investment Operations                           12.92

         Less Distributions
             to Certificateholders
                 Income                                    .73
                 Principal                                   -
             for Redemptions
                 Interest                                    -
                 Principal                                2.21
                                                       -------


         Total Distributions                                         2.94
                                                                 --------


         Net Asset Value, End of Period*                          $  9.98
                                                                 ========



         See "Financial and Statistical Information" in Part A of this Prospectus for amounts of per unit distributions during the years ended June 30, 1996 and 1995 based on actual units.

(1) Net gain or loss on investments is a result of changes in outstanding units since July 1, 1995 and the dates of net gain and loss on investments.

--------
** Unless otherwise stated, based upon average units outstanding during the year of 302,284 ([337,471 + 267,097]/2).
**       Based upon actual units outstanding.

Equity Securities Trust, Series 5 REIT Series

Notes to Financial Statements
June 30, 1996 and 1995
-------------------------------------------------------------------------------

9.       Concentration of Credit Risk

         Since the Trust invests a portion of its assets in equity securities, it may be affected by the risks inherent in any investment in common stocks, the risks that the financial condition of the securities may become impaired or that the general condition of the stock market may worsen. Since the Trust will consist entirely of shares issued by REITs, a domestic corporation or business trust which invests primarily in income producing real estate or real estate related loans or mortgages, an investment in the Trust will be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry.

                       Note: Part B of This Prospectus
                        May Not Be Distributed unless
                            Accompanied by Part A


                  Please Read and Retain Both Parts of This
                       Prospectus for Future Reference.

                           EQUITY SECURITIES TRUST
                                   SERIES 5

                              Prospectus Part B


                           Dated: October 31, 1996

                                  THE TRUST


Organization

      "Equity Securities Trust, Series 5" (the "Trust") consists of a "unit investment trust" designated as set forth in Part A. The Trust was created under the laws of the State of New York pursuant to the Trust Indenture and Agreement (the "Trust Agreement"), dated the Date of Deposit, among Reich & Tang Distributors L.P. (successor Sponsor to Bear, Stearns & Co. Inc.), as Sponsor (the "Sponsor") and The Chase Manhattan Bank, as Trustee.

      On the initial Date of Deposit, the Sponsor deposited with the Trustee common stocks issued by domestic real estate investment trusts ("REITs") including funds and delivery statements relating to contracts for the purchase of certain such securities (collectively, the "Securities") with an aggregate value as set forth in Part A and cash or an irrevocable letter of credit issued by a major commercial bank in the amount required for such purchases. Thereafter the Trustee, in exchange for the Securities so deposited, delivered to the Sponsor the Certificates evidencing the ownership of all Units of the Trust. The Sponsor has a limited right to substitute other securities in the Trust portfolio in the event of a failed contract. See "The Trust-- Substitution of Securities". The Sponsor may also, in certain circumstances, direct the Trustee to dispose of certain Securities if the Sponsor believes that, because of market or credit conditions, or for certain other reasons, retention of the Security would be detrimental to Certificateholders. (See "Trust Administration--Portfolio Supervision.")

      As of the day prior to the initial Date of Deposit, a "Unit" represents an undivided interest or pro rata share in the Securities of the Trust in the ratio of one hundred Units for the indicated amount of the aggregate market value of the Securities initially deposited in the Trust as is set forth in the "Summary of Essential Information". To the extent that any Units are redeemed by the Trustee, the fractional undivided interest or pro rata share in such Trust represented by each unredeemed Unit will increase, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Certificateholders, which may include the Sponsor or the Underwriters, or until the termination of the Trust Agreement.

      With the deposit of the Securities in the Trust on the initial Date of Deposit, the Sponsor established a proportionate relationship among the initial aggregate value of specified Securities in the Trust. During the 90 days subsequent to the initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust that are substantially similar to the

C/M:  01472.0018 309760.2

Securities already deposited in the Trust ("Additional Securities") or contracts to purchase Additional Securities, in order to create additional Units, maintaining to the extent practicable the original proportionate relationship of the number of shares of each Security in the Trust portfolio on the initial Date of Deposit. These additional Units will each represent, to the extent practicable, an undivided interest in the same number and type of securities of identical issuers as are represented by Units issued on the initial Date of Deposit. It may not be possible to maintain the exact original proportionate relationship among the Securities deposited on the initial Date of Deposit because of, among other reasons, purchase requirements, changes in prices, or unavailability of Securities. Deposits of Additional Securities in the Trust subsequent to the 90-day period following the initial Date of Deposit must replicate exactly the proportionate relationship among the number of shares of Securities in the Trust Portfolio at the end of the initial 90-day period. The number and identity of Securities in the Trust will be adjusted to reflect the disposition of Securities and/or the receipt of a stock dividend, a stock split or other distribution with respect to shares or the reinvestment of the proceeds distributed to Certificateholders. The Portfolio of the Trust may change slightly based on such disposition and reinvestment. Substitute Securities may be acquired under specified conditions when Securities originally deposited in the Trust are unavailable (see "The Trust--Substitution of Securities" below). Units may be continuously offered to the public by means of this Prospectus (see "Public Offering--Distribution of Units") resulting in a potential increase in the number of Units outstanding. As additional Units are issued by the Trust as a result of the deposit of Additional Securities, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

Objectives

      The Trust seeks to achieve capital appreciation together with a high level of current income by investing in a portfolio of common stocks issued by domestic REITs, and contracts to purchase such Securities. All of the Securities in the Trust, except for Restricted Securities held by the Trust, if any, are listed on the New York Stock Exchange, the American Stock Exchange or the National Association of Securities Dealers Automated Quotations ("NASDAQ") National Market System and are generally followed by independent investment research firms. There is no minimum capitalization or market trading activity requirement for the selection of Securities for the Trust's portfolio. There can be no assurance that the Trust's investment objectives can be achieved.

The Securities

      In selecting Securities for the Trust, the Sponsor normally considers the following factors, among others: (1) the Sponsor's own evaluations of the market value of the underlying assets and business of the issuers of the Securities; (2) the dividend income generated by the Securities; (3) the potential for capital appreciation for the Securities; (4) the prices of the Securities relative to other comparable securities; (5) whether the Securities are entitled to the benefits of protective conditions; (6) the cash flow quality and growth potential of the Securities; (7) the management quality of the issuers of the Securities; and (8) the diversification of the Trust's portfolio as to issuers, product type and geographic focus.

      REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors,

                                    -2-
C/M:  01472.0018 309760.2

(ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distribute at least 95% of its taxable income to its shareholders each year.

      The Securities deposited in the Trust on the initial date of deposit consist entirely of interests in REITs. There are two principal types of
REITs: Equity REITs which typically hold 75% of their invested assets in the ownership of real estate and benefit from the underlying net rental income generated from the properties, and Mortgage REITs, which typically hold 75% of their invested assets in mortgages which are secured by real estate assets and benefit predominantly from the difference between the interest income on the mortgage loans and the interest expense on the capital used to finance the loans. A third type, Hybrid REITs, combines the investment strategies of the Equity REITs and the Mortgage REITs.

      In addition to being classified according to investment type, REITs may be categorized further in terms of their specialization by property type (e.g., retail, multifamily, healthcare, office, etc.,) or geographic focus (nationwide, regional or metropolitan area). Additional stratification is then possible within certain product types (e.g., factory outlets, community centers, and regional malls are all categories within the retail sector.) Lastly, REITs that are created to exist for an indefinite period of time are known as perpetual life REITs while finite life REITs (or FREITs) have a specified length of time before liquidating their underlying assets.

Portfolio

      The Trust consists of the Securities (or contracts to purchase such Securities together with an irrevocable letter or letters of credit for the purchase of such contracts) described in the "Portfolios" in Part A, and Additional Securities deposited upon the creation of additional Units as set forth above and Substitute Securities acquired by the Trust as long as such Securities may continue to be held from time to time in the Trust together with uninvested cash realized from the disposition of Securities. Because certain of the Securities from time to time may be sold under certain circumstances, as described herein (see "Trust Administration"), no assurance can be given that the Trust will retain for any length of time its present size and composition. The Trustee has not participated and will not participate in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

      Some of the Securities are publicly traded either on a stock exchange or in the over-the-counter market. The contracts to purchase Securities deposited initially in the Trust are expected to settle in five business days, in the ordinary manner for such Securities. Settlement of the contracts for Securities is thus expected to take place prior to the settlement of purchase of Units on the initial Date of Deposit.

Substitution Of Securities

      Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver any Security that has been purchased for the Trust under a contract ("Failed Securities"), the Sponsor is authorized under the Trust Agreement to direct the Trustee to acquire other securities ("Substitute Securities") to make up the original corpus of the Trust. In addition, the Sponsor, at its option, is authorized under the Trust Agreement to direct the Trustee to reinvest in Substitute Securities the proceeds of the sale of any

                                    -3-
C/M:  01472.0018 309760.2
of the Securities only if such sale was due to unusual circumstances as set forth under "Trust Administration--Portfolio Supervision.'

      The Substitute Securities must be purchased within 20 days after the sale of the portfolio Security or delivery of the notice of the failed contract. Where the Sponsor purchases Substitute Securities in order to replace Failed Securities, (i) the purchase price may not exceed the purchase price of the Failed Securities and (ii) the Substitute Securities must be substantially similar to the Failed Securities. Where the Sponsor purchases Substitute Securities in order to replace Securities it sold, the Sponsor will endeavor to select Securities which are equity securities that possess characteristics that are consistent with the objectives of the Trust as set forth above. Such selection may include or be limited to Securities previously included in the portfolio of the Trust.

      Whenever a Substitute Security has been acquired for the Trust, the Trustee shall, within five days thereafter, notify all Certificateholders of the Trust of the acquisition of the Substitute Security and the Trustee shall, on the next Monthly Payment Date which is more than 30 days thereafter, make a pro rata distribution of the amount, if any, by which the cost to the Trust of the Failed Security exceeded the cost of the Substitute Security plus accrued interest, if any.

      In the event no reinvestment is made, the proceeds of the sale of Securities will be distributed to Certificateholders as set forth under "Rights of Certificateholders--Distributions." In addition, if the right of substitution shall not be utilized to acquire Substitute Securities in the event of a failed contract, the Sponsor will cause to be refunded the sales charge attributable to such Failed Securities to all Certificateholders of the Trust, and distribute the principal and accrued interest attributable to such Failed Securities on the next Monthly Payment Date.

      Because certain of the Securities from time to time may be substituted (see "Trust Administration--Portfolio Supervision") or may be sold under certain circumstances, no assurance can be given that the Trust will retain its present size and composition for any length of time. The proceeds from the sale of a Security or the exercise of any redemption or call provision will be distributed to Certificateholders except to the extent such proceeds are applied to meet redemptions of Units. (See "Liquidity--Trustee Redemption".)


                              RISK CONSIDERATIONS

Fixed Portfolio

      The value of the Units will fluctuate depending on all the factors that have an impact on the economy and the equity markets. These factors similarly impact on the ability of an issuer to distribute dividends. The Trust is not a "managed registered investment company" and Securities will not be sold by the Trustee as a result of ordinary market fluctuations. Unlike a managed investment company in which there may be frequent changes in the portfolio of securities based upon economic, financial and market analyses, securities of a unit investment trust, such as the Trust, are not subject to such frequent changes based upon continuous analysis. However, the Sponsor may direct the disposition by the Trustee of Securities upon the occurrence of certain events. Some of the Securities in the Trust may also be owned by other clients of the Sponsor and its affiliates. However, because these clients may have differing investment objectives, the Sponsor may sell certain Securities from those accounts in instances where a sale by the Trust would be impermissible, such as to maximize return by taking advantage of market fluctuations. (See "Trust Administration--Portfolio Supervision" below.)

                                    -4-
C/M:  01472.0018 309760.2

Investors should consult with their own financial advisers prior to investing in the Trust to determine its suitability. All the Securities in the Trust are liquidated during a 60-day period at the termination of the 3-year life of the Trust. Since the Trust will not sell Securities in response to ordinary market fluctuation, but only at the Trust's termination or upon the occurrence of certain events, the amount realized upon the sale of the Securities may not be the highest price attained by an individual Security during the life of the Trust.

Common Stock

      Since the Trust contains common stocks of domestic issuers, an investment in Units of the Trust should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus in the value of the Units). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer. Holders of common stocks have a right to receive dividends only when, if, and in the amounts declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stocks usually have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock and any cumulative preferred stock dividend which has been omitted is added to future dividends payable to the holders of such cumulative preferred stock. Preferred stocks are also usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

      Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Trust thus may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the initial Date of Deposit. (See "Risk Considerations--General" for a discussion of the types of risks that affect holders of common stock of issuers of REITs.)

      The Trust may purchase Securities that are not registered ("Restricted Securities") under the Securities Act of 1933 (the "Securities Act"), but can be offered and sold to 'qualified institutional buyers" as that term is

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defined in the Securities Act.  See "Liquidity" below for the risks inherent in the purchase of Restricted Securities.

      The value of the Units will fluctuate depending on all the factors that have an impact on the economy and the equity markets. These factors similarly impact on the ability of an issuer to distribute dividends. The Trust is not a "managed registered investment company" and Securities will not be sold by the Trustee as a result of ordinary market fluctuations. Unlike a managed investment company in which there may be frequent changes in the portfolio of securities based upon economic, financial and market analyses, securities of a unit investment trust, such as the Trust, are not subject to such frequent changes based upon continuous analysis. However, the Sponsor may direct the disposition by the Trustee of Securities upon the occurrence of certain events. (See "Trust Administration--Portfolio Supervision" below.)

Liquidity

      Although all the Securities in the Trust, except for Restricted Securities held by the Trust, if any, are listed on a national securities exchange or the NASDAQ National Market System, the principal trading market for the securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any market made. In addition, the Trust may be restricted under the Investment Company Act of 1940, as amended (the "Investment Company Act"), from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Units will be adversely affected if trading markets for the Securities are limited or absent.

      Some of the Securities in the Trust may represent common stock issued by REITs that were initially offered to the public within the 12 months preceding the Date of Deposit, meaning that prior to the REITs initial offering, there had been no public market for the REITs common stock. The initial public offering price for such Securities may not be indicative of the market price for the stock after the initial offering, and there can be no assurance that an active public market for such Securities will develop or continue after the initial offering; therefore, these Securities involve risks in addition to the general risks of investing in common stock issued by REITs.

      The Trust may purchase securities that are not registered ("Restricted Securities") under the Securities Act, but can be offered and sold to 'qualified institutional buyers" under Rule 144A under the Securities Act. Since it is not possible to predict with assurance exactly how this market for Restricted Securities sold and offered under Rule 144A will develop, the Sponsor will carefully monitor the Trust's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment could have the effect of increasing the level of illiquidity in the Trust to the extent that qualified institutional buyers become for a time uninterested in purchasing these Restricted Securities.

Dividends

      There is no assurance that any dividends will be declared or paid in the future on the Securities. Investors should be aware that there is no assurance that the Trust's objectives will be achieved.

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Legal Proceedings and Legislation

      At any time after the initial Date of Deposit, legal proceedings may be initiated on various grounds, or legislation may be enacted, with respect to the Securities in the Trust or to matters involving the business of the issuer of the Securities. There can be no assurance that future legal proceedings or legislation will not have a material adverse impact on the Trust or will not impair the ability of the issuers of the Securities to achieve their business and investment goals.

Real Estate Investment Trusts

      General. Since the Trust will consist entirely of shares issued by REITs, an investment in the Trust will be subject to varying degrees of risk generally incident to the ownership of real property (in addition to securities market risks) and will involve more risk than a portfolio of common stocks that is not concentrated in a particular industry or a group of industries.1 The underlying value of the Trust's Securities and the Trust's ability to make distributions to its Certificateholders may be adversely affected by adverse changes in national economic conditions, adverse changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skills, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust.

      REITs have been compared to bond equivalents (paying to the REIT holder their pro rata share of the REIT's annual taxable income). In general, the value of bond equivalents change as the general levels of interest rates fluctuate. When interest rates decline, the value of a bond equivalent portfolio invested at higher yields can be expected to rise. Conversely, when interest rates rise, the value of a bond equivalent portfolio invested at lower yields can be expected to decline. Consequently, the value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than Mortgage REITs and the nature of the underlying assets of an Equity REIT, i.e., investments in real property, may be considered more tangible than that of a Mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than Mortgage REITs.

      REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes, and office buildings; the impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware that REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment
--------
1 A Trust is considered to be 'concentrated' in a particular industry when the Securities in that industry constitute 25% or more of the total asset value of the portfolio.

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



Company Act. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its rights as mortgagee or lessor and to incur significant costs related to protecting its investments.

      Uninsured Losses. The issuer of REITs generally maintain comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, there are certain types of losses, generally of a catastrophic nature, such as earthquakes and floods, that may be uninsurable or not economically insurable, as to which the REITs properties are at risk in their particular locales. The management of REIT issuers use their discretion in determining amounts, coverage limits and deductibility provisions of insurance, with a view to requiring appropriate insurance on their investments at a reasonable cost and on suitable terms. This may result in insurance coverage that in the event of a substantial loss would not be sufficient to pay the full current market value or current replacement cost of the lost investment. Inflation, changes in building codes and ordinances, environmental considerations, and other factors also might make it infeasible to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by REITs might not be adequate to restore its economic position with respect to such property.

      Environmental Liability. Under various federal, state, and local environmental laws, ordinances and regulations, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.

      Americans with Disabilities Act. Under the Americans with Disabilities Act of 1990 (the "ADA"), all public accommodations are required to meet certain federal requirements related to physical access and use by disabled persons. In the event that any of the REITs in the Trust invest in or hold mortgages in real estate properties subject to ADA, a determination that any such properties are not in compliance with the ADA could result in imposition of fines or an award of damages to private litigants. If any of the REITs in the Trust were required to make modifications to comply with the ADA, the REITs ability to make expected distributions to the Trust, could be adversely affected; thus, adversely affecting the ability of the Trust to make distributions to Certificateholders.

      Property Taxes. Real estate generally is subject to real property taxes. The real property taxes on the properties underlying the REITs in the Trust may increase or decrease as property tax rates change and as the properties are assessed or reassessed by taxing authorities.

      Liquidity. Although the Securities in the Trust are listed on a national securities exchange or NASDAQ National Market System, real estate investments, the primary holdings of each of the Securities in the Trust, are relatively illiquid. Therefore, the ability of the issuers of the Securities in the Trust to vary their portfolios in response to changes in economic and other conditions will be limited and, hence, may adversely affect the value of the Units. There can be no assurance that any issuer of a Security will be able to dispose of its underlying real estate assets when they find

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



disposition advantageous or necessary or that the sale price of any disposition will recoup or exceed the amount of their investment.


                                PUBLIC OFFERING

Offering Price

      The Public Offering Price per 100 Units of the Trust is equal to the aggregate value of the underlying Securities (the price at which they could be directly purchased by the public assuming they were available) in the Trust divided by the number of Units outstanding times 100 plus a sales charge. The method used by the Trustee for computing the sales charge for secondary market purchases shall be based upon the number of years remaining to the Trust's termination date (See "The Trust--Termination" in Part A) as provided in the table below. The Public Offering Price can vary on a daily basis from the amount stated in the Summary of Essential Information in accordance with fluctuations in the market value of the Securities and the price to be paid by each investor will be computed as of the date the Units are purchased.


                                    As Percent of Public
Years to Termination                   Offering Price


less than 6 months                           0%

6 months to 1 year                          2.95%

over 1 yr. to 2 yrs.                        3.45%

over 2 yrs. to 3 yrs.                       3.90%

over 3 yrs. to 4 yrs.                       4.50%

over 4 yrs.                                 4.90%


      The aggregate value of the Securities is determined in good faith by the Trustee on each "Business Day" as defined in the Indenture in the following manner: if the Securities are listed on a national securities exchange or on the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange or that system as of the Evaluation Time (unless the Trustee deems these prices inappropriate as a basis for valuation) or, if there is no closing sale price at that time on that exchange or that system, at the mean between the closing bid and asked prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation generally shall be based on the closing purchase price in the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation) or, if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or by such other appraisal deemed appropriate by the Trustee or (c) by any combination of the above, each as of the Evaluation Time.

Discounts


      Employees (and their immediate families) of Reich & Tang Distributors L.P. or its affiliates and of any underwriter of the Trust may, pursuant to

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



employee benefit arrangements, purchase Units of the Trust at a price equal to the then market value of the underlying securities in the Trust divided by the number of Units outstanding, plus a reduced charge. Such arrangements result in less selling effort and selling expenses than sales to employee groups of other companies. Resales or transfers of Units purchased under the employee benefit arrangements may only be made through the Sponsor's secondary market, so long as it is being maintained.

Distribution of Units

      During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, Units are distributed by the Sponsor, the Underwriters and dealers at the Public Offering Price. The initial offering period is thirty days after each deposit of Securities in the Trust and, unless all Units are sold prior thereto, the Sponsor may extend the initial offering period for successive thirty day periods. Certain banks and thrifts will make Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

      The Sponsor intends to qualify the Units for sale in substantially all States through the Underwriters and through dealers who are members of the National Association of Securities Dealers, Inc. Units may be sold to dealers at prices which represent a concession of up to 2% per Unit, subject to the Sponsor's right to change the dealers" concession from time to time. In addition, for transactions of at least 100,000 Units, the Sponsor intends to negotiate the applicable sales charge and such charge will be disclosed to any such purchaser. Such Units may then be distributed to the public by the dealers at the Public Offering Price then in effect. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. In addition, any dealer, underwriter or firm who purchases Units on the initial Date of Deposit will be paid an additional concession of $1.00 per 100 Units purchased that day. The Sponsor reserves the right to change the discounts from time to time.

      Underwriters and broker-dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their registered representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of underwriters, brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such underwriters, brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the pubic offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying underwriters, brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Sponsor out of its own assets and not out of the assets of the Trust. These programs will not change the price

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



Certificateholders pay for their Units or the amount that the Trust will receive from the Units sold.


Sponsor's and Underwriters' Profits

      The Sponsor and the Underwriters receive a combined gross underwriting commission equal to up to 3.9% of the Public Offering Price per 100 Units (equivalent to 4.058% of the net amount invested in the Securities). Additionally, the Sponsor may realize a profit on the deposit of the Securities in the Trust representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust (See "Portfolio"). The Sponsor or any Underwriter may realize profits or sustain losses with respect to Securities deposited in the Trust which were acquired from underwriting syndicates of which they were a member.

      The Sponsor may have participated as an underwriter or manager, co-manager or member of underwriting syndicates from which some of the aggregate principal amount of the Securities were acquired for the Trust in the amounts set forth in "The Trust" in Part A. All or a portion of the Securities deposited in the Trust may have been acquired through the Sponsor.

      During the initial offering period and thereafter to the extent additional Units continue to be offered by means of this Prospectus, the underwriting syndicate may also realize profits or sustain losses as a result of fluctuations after the initial Date of Deposit in the aggregate value of the Securities and hence in the Public Offering Price received by the Sponsor and the Underwriters for the Units. Cash, if any, made available to the Sponsor prior to settlement date for the purchase of Units may be used in the Sponsor's business subject to the limitations of 17 CFR 240.15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsor.

      Upon termination of the Trust, the Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such sales in accordance with applicable law.

      In maintaining a market for the Units (see "Sponsor Repurchase") the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which it buys Units and the price at which it resells such Units.


                         RIGHTS OF CERTIFICATEHOLDERS

Certificates

      Ownership of Units of the Trust is evidenced by registered Certificates executed by the Trustee and the Sponsor. Certificates may be issued in denominations of one hundred or more Units. Certificates are transferable by presentation and surrender to the Trustee properly endorsed and/or accompanied by a written instrument or instruments of transfer. Although no such charge is presently made or contemplated, the Trustee may require a Certificateholder to pay $2.00 for each Certificate reissued or transferred and any governmental charge that may be imposed in connection with each such transfer or interchange. Mutilated, destroyed, stolen or lost Certificates will be replaced upon delivery of satisfactory indemnity and payment of expenses incurred.

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Distributions

      Dividends and interest received by the Trust are credited by the Trustee to an Income Account for the Trust. Other receipts, including the proceeds of Securities disposed of, are credited to a Principal Account for the Trust.

      Distributions to each Certificateholder from the Income Account are computed as of the close of business on each Record Date for the following Payment Date and consist of an amount substantially equal to such Certificateholder's pro rata share of the income credited to the Income Account, less estimated expenses. Distributions from the Principal Account of the Trust (other than amounts representing failed contracts, as previously discussed) are computed as of each Record Date, and are made to the Certificateholders of the Trust on or shortly after the next Monthly Payment Date. Proceeds representing principal received from the disposition of any of the Securities between a Record Date and a Payment Date which are not used for redemptions of Units will be held in the Principal Account and not distributed until the second succeeding Monthly Payment Date. No distributions will be made to Certificateholders electing to participate in the Total Reinvestment Plan. Persons who purchase Units between a Record Date and a Payment Date will receive their first distribution on the second Monthly Payment Date after such purchase.

      As of the first day of each month, the Trustee will deduct from the Income Account of the Trust, and, to the extent funds are not sufficient therein, from the Principal Account of the Trust, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Expenses and Charges"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any applicable taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of such Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Principal Accounts such amounts as may be necessary to cover redemptions of Units by the Trustee.

      The monthly dividend distribution per 100 Units cannot be estimated and will change and may be reduced as Securities are redeemed, exchanged or sold, or as expenses of the Trust fluctuate. No distribution need be made from the Principal Account until the balance therein is an amount sufficient to distribute $1.00 per 100 Units.

Records

      The Trustee shall furnish Certificateholders in connection with each distribution a statement of the amount of dividends and interest, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 100 Units. Within a reasonable time after the end of each calendar year the Trustee will furnish to each person who at any time during the calendar year was a Certificateholder of record, a statement showing (a) as to the Income Account: dividends, interest and other cash amounts received, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, deductions for applicable taxes and fees and expenses of the Trust, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (b) as to the Principal Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payments of applicable taxes and fees and expenses of the Trust, amounts paid for purchases of Substitute Securities and redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount

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



representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year; (c) a list of the Securities held, a list of Securities purchased, sold or otherwise disposed of during the calendar year and the number of Units outstanding on the last business day of such calendar year; (d) the Redemption Price per 100 Units based upon the last computation thereof made during such calendar year; and (e) amounts actually distributed to Certificateholders during such calendar year from the Income and Principal Accounts, separately stated, of the Trust, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each 100 Units outstanding on the last business day of such calendar year.

      The Trustee shall keep available for inspection by Certificateholders at all reasonable times during usual business hours, books of record and account of its transactions as Trustee, including records of the names and addresses of Certificateholders, Certificates issued or held, a current list of Securities in the portfolio and a copy of the Trust Agreement.


                                  TAX STATUS

      The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code").
Certificateholders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units.

      In rendering the opinion set forth below, Battle Fowler LLP has examined the Agreement, the final form of Prospectus dated the date hereof (the "Prospectus") and the documents referred to therein, among others, and has relied on the validity of said documents and the accuracy and completeness of the facts set forth therein. In the Opinion of Battle Fowler LLP, special counsel for the Sponsor, under existing law:

            1. The Trust will be classified as a grantor trust for Federal income tax purposes and not as a partnership or association taxable as a corporation. Classification of the Trust as a grantor trust will cause the Trust not to be subject to Federal income tax, and will cause the Certificateholders of the Trust to be treated for Federal income tax purposes as the owners of a pro rata portion of the assets of the Trust. All income received by the Trust will be treated as income of the Certificateholders in the manner set forth below.

            2. The Trust is not subject to the New York Franchise Tax on Business Corporations or the New York City General Corporation Tax. For a Certificateholder who is a New York resident, however, a pro rata portion of all or part of the income of the Trust will be treated as the income of the Certificateholder under the income tax laws of the State and City of New York. Similar treatment may apply in other states.

            3. During the 90-day period subsequent to the initial issuance date, the Sponsor reserves the right to deposit Additional Securities that are substantially similar to those establishing the Trust. This retained right falls within the guidelines promulgated by the Internal Revenue Service ("IRS") and should not affect the taxable status of the Trust.

      A taxable event will generally occur with respect to each Certificateholder when the Trust disposes of a Security (whether by sale, exchange or redemption) or upon the sale, exchange or redemption of Units by

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



such Certificateholder. The price a Certificateholder pays for his Units, including sales charges, is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the date the Certificateholder purchases his Units) in order to determine his initial cost for his pro rata portion of each Security held by the Trust.

      For Federal income tax purposes, a Certificateholder's pro rata portion of dividends paid with respect to a Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits" as defined by Section 316 of the Code. A Certificateholder's pro rata portion of dividends paid on such Security that exceed such current and accumulated earnings and profits will first reduce a Certificateholder's tax basis in such Security, and to the extent that such dividends exceed a Certificateholder's tax basis in such Security will generally be treated as capital gain. In instances where a Certificateholder acquires his Units shortly before a REIT declares a dividend, such Certificateholder may realize taxable income upon the receipt of the dividend, even though the payment is, in effect, a return of capital. A corporation that owns Units will not be entitled to a dividends received deduction with respect to such Certificateholder's pro rata portion of dividends.

      A Certificateholder's portion of gain, if any, upon the sale, exchange or redemption of Units, or the disposition of Securities held by the Trust, or the sale by a REIT of its assets will generally be considered a capital gain and will be long-term if the Seller has held the asset for more than one year. Long-term capital gains are generally taxed at the same rates applicable to ordinary income, although individuals who realize long-term capital gains will be subject to a maximum tax rate of 28% on such gains, rather than the "regular" maximum tax rate of 39.6%. Tax rates may increase prior to the time when Certificateholders may realize gains from the sale, exchange or redemption of the Units, Securities, or REIT assets.

      A Certificateholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss and will be long-term if the Certificateholder has held his Units for more than one year. Capital losses are deductible to the extent of capital gains; in addition, up to $3,000 of capital losses recognized by non-corporate Certificateholders may be deducted against ordinary income.

      Under Section 67 of the Code and the accompanying Regulations, a Certificateholder who itemizes his deductions may also deduct his pro rata share of the fees and expenses of the Trust, but only to the extent that such amounts, together with the Certificateholder's other miscellaneous deductions, exceed 2% of his adjusted gross income. The deduction of fees and expenses may also be limited by Section 68 of the Code, which reduces the amount of itemized deductions that are allowed for individuals with incomes in excess of certain thresholds.

      After the end of each calendar year, the Trustee will furnish to each Certificateholder an annual statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security, and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to each Certificateholder and to the Internal Revenue Service.

      As discussed in the section "Termination," each Certificateholder will have three options in receiving their termination distributions, which are (i) to receive their pro rata share of the underlying Securities in kind, (ii) to receive cash upon liquidation of their pro rata share of the underlying Securities, or (iii) to invest the amount of cash they would receive upon the

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



liquidation of their pro rata share of the underlying Securities in units of a future series of the Trust (if one is offered).

      There are special tax consequences should a Certificateholder choose option (i), the exchange of the Certificateholder's pro rata portion of each of the share of stock and other assets held by the Trust for shares of stock plus cash. Treasury Regulations provide that gain or loss is recognized when there is a conversion of property into property that is materially different in kind or extent. In this instance, the Certificateholder may be considered the owner of an undivided interest in all of the Trusts's assets. By accepting the proportionate number of Securities, in partial exchange for his Unit, the Certificateholder should be treated as merely exchanging his undivided pro rata ownership of Securities held by the Trust into sole ownership of a proportionate share of Securities. As such, there should be no material difference in the Certificateholder's ownership, and therefore the transaction should be tax free to the extent the Securities are received. Alternatively, the transaction may be treated as an exchange that would qualify for nonrecognition treatment to the extent the Certificateholder is exchanging his undivided interest in all of the Trust's Securities for his proportionate number of shares of the underlying Securities. In either instance, the transaction should result in a non-taxable event for the Certificateholder to the extent Securities are received. However, there is no specific authority addressing the income tax consequences of an in-kind distribution from a grantor trust, and investors are urged to consult their tax advisers in this regard.

      Entities that generally qualify for an exemption from Federal income tax, such as many pension trusts, are nevertheless taxed under Section 511 of the Code on "unrelated business taxable income." Unrelated business taxable income is income from a trade or business regularly carried on by the tax-exempt entity that is unrelated to the entity's exempt purpose. Unrelated business taxable income generally does not include dividend or interest income or gain from the sale of investment property, unless such income is derived from property that is debt-financed or is dealer property. A tax-exempt entity's dividend income from the Trust and gain from the sale of Units in the Trust or the Trust's sale of Securities is not expected to constitute unrelated business taxable income to such tax-exempt entity unless the acquisition of the Unit itself is debt-financed or constitutes dealer property in the hands of the tax-exempt entity.

      Before investing in the Trust, the trustee or investment manager of an employee benefit plan (e.g., a pension or profit sharing retirement plan) should consider among other things (a) whether the investment is prudent under the Employee Retirement Income Security Act of 1974 ("ERISA"), taking into account the needs of the plan and all of the facts and circumstances of the investment in the Trust; (b) whether the investment satisfies the diversification requirement of Section 404(a)(1)(C) of ERISA; and (c) whether the assets of the Trust are deemed "plan assets" under ERISA and the Department of Labor regulations regarding the definition of 'plan assets.'

      Prospective tax-exempt investors are urged to consult their own tax advisers prior to investing in the Trust.


                                   LIQUIDITY

Sponsor Repurchase

      Certificateholders who wish to dispose of their Units should inquire of the Sponsor as to current market prices prior to making a tender for redemption. The Sponsor's secondary market repurchase price will be based on the aggregate value of the Securities in the Trust portfolio and will be the

                                    -15-
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



same as the redemption price. The aggregate value of the Securities will be determined by the Trustee on a daily basis and computed on the basis set forth under "Trustee Redemption". The Sponsor does not guarantee the enforceability, marketability or price of any Securities in the Portfolio or of the Units. The Sponsor may discontinue repurchase of Units if the supply of Units exceeds demand, or for other business reasons. The date of repurchase is deemed to be the date on which Certificates representing Units are physically received in proper form by Reich & Tang Distributors L.P., 600 Fifth Avenue, New York, New York 10020. Units received after 4 P.M., New York Time, will be deemed to have been repurchased on the next business day. In the event a market is not maintained for the Units, a Certificateholder may be able to dispose of Units only by tendering them to the Trustee for redemption.

      Units purchased by the Sponsor in the secondary market may be reoffered for sale by the Sponsor at a price based on the aggregate value of the Securities in the Trust plus a 3.9% sales charge (4.038% of the net amount invested) plus a pro rata portion of amounts, if any, in the Income Account. Any Units that are purchased by the Sponsor in the secondary market also may be redeemed by the Sponsor if it determines such redemption to be in its best interest.

      The Sponsor may, under certain circumstances, as a service to Certificateholders, elect to purchase any Units tendered to the Trustee for redemption (see "Trustee Redemption"). Factors which the Sponsor will consider in making a determination will include the number of Units of all Trusts which it has in inventory, its estimate of the salability and the time required to sell such Units and general market conditions. For example, if in order to meet redemptions of Units the Trustee must dispose of Securities, and if such disposition cannot be made by the redemption date (seven calendar days after tender), the Sponsor may elect to purchase such Units. Such purchase shall be made by payment to the Certificateholder not later than the close of business on the redemption date of an amount equal to the Redemption Price on the date of tender.

Trustee Redemption

      At any time prior to the termination of the Trust, Units may also be tendered to the Trustee for redemption at its unit investment trust office at 770 Broadway, New York, New York 10003, upon proper delivery of Certificates representing such Units and payment of any relevant tax. Effective on or after November 15, 1996 the address of the Trustee's unit investment trust office will be 4 New York Plaza, New York, New York 10004. At the present time there are no specific taxes related to the redemption of Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be cancelled.

      Certificates representing Units to be redeemed must be delivered to the Trustee and must be properly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity, as in the case of lost, stolen or mutilated Certificates). Thus, redemptions of Units cannot be effected until Certificates representing such Units have been delivered by the person seeking redemption. (See "Certificates".) Certificateholders must sign exactly as their names appear on the faces of their Certificates. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

      Within three calendar days following a tender for redemption, or, if such third day is not a business day, on the first business day prior thereto, the Certificateholder will be entitled to receive an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation

                                    -16-
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



Time set forth under "Summary of Essential Information" in Part A on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time), the date of tender is the next day on which such Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

      A Certificateholder will receive his redemption proceeds in cash and amounts paid on redemption shall be withdrawn from the Income Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemptions. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced. The Securities to be sold will be selected by the Trustee in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of each stock.
Provision is made in the Indenture under which the Sponsors may, but need not, specify minimum amounts in which blocks of Securities are to be sold in order to obtain the best price for the Fund. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum amounts which would be specified would be approximately 100 shares for readily marketable Securities.

      The Redemption Price per Unit is the pro rata share of the Unit in the Trust determined by the Trustee on the basis of (i) the cash on hand in the Trust or moneys in the process of being collected, (ii) the value of the Securities in the Trust as determined by the Trustee, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) cash allocated for the distribution to Certificateholders of record as of the business day prior to the evaluation being made. The Trustee may determine the value of the Securities in the Trust in the following manner: if the Securities are listed on a national securities exchange or the NASDAQ national market system, this evaluation is generally based on the closing sale prices on that exchange or that system (unless the Trustee deems these prices inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the mean between the closing bid and asked prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the closing purchase price in the over-the-counter market (unless the Trustee deems these prices inappropriate as a basis for evaluation) or, if there is no such closing purchase price, then the Trustee may utilize, at the Trust's expense, an independent evaluation service or services to ascertain the values of the Securities. The independent evaluation service shall use any of the following methods, or a combination thereof, which it deems appropriate: (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

      The Trustee is irrevocably authorized in its discretion, if the Sponsor does not elect to purchase a Unit tendered for redemption or if the Sponsor tenders a Unit for redemption, in lieu of redeeming such Unit, to sell such Unit in the over-the-counter market for the account of the tendering Certificateholder at prices which will return to the Certificateholder an amount in cash, net after deducting brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Unit. The Trustee will pay the net proceeds of any such sale to the Certificate-holder on the day he would otherwise be entitled to receive payment of the Redemption Price.


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      The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. The Trustee and the Sponsor are not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.


                            TOTAL REINVESTMENT PLAN

      Distributions of dividend income and capital gain, if any, from the Trust are made to Certificateholders monthly. The Certificateholder has the option, however, of either receiving his dividend check, together with any other payments, from the Trustee or participating in a reinvestment program offered by the Sponsor in shares of the Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio (the "Fund"). Participation in the reinvestment option is conditioned on the Fund's lawful qualification for sale in the state in which the Certificateholder is a resident.

      Upon enrollment in the reinvestment option, the Trustee will direct dividend and/or other distributions, if any, to the Fund. The Fund seeks to maximize current income and to maintain liquidity and a stable net asset value by investing in short term U.S. Treasury Obligations which have effective maturities of 397 days or less. For more complete information concerning the Fund, including charges and expenses, the Certificateholder should fill out and mail the card attached to the inside back cover of the Prospectus. The prospectus for the Fund will be sent to Certificateholders. The Certificateholder should read the prospectus for the Fund carefully before deciding to participate.


                             TRUST ADMINISTRATION

Portfolio Supervision

      The Trust is a unit investment trust and is not a managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolio of the Trust, however, is not managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its Security from the Portfolio. However, the Sponsor may direct the disposition of Securities upon the occurrence of certain events including:

            1.    default in payment of amounts due on any of the Securities;
            2.    institution of certain legal proceedings;
            3. default under certain documents materially and adversely affecting future declaration or payment of amounts due or expected;
            4. the determination of the Sponsor that such sale is desirable to maintain the qualification of the Trust as a "regulated investment company" under the Internal Revenue Code;
            5.    if the disposition of these Securities is necessary in order to enable the Trust to make distributions of the Trust's
                  capital gain net income; or
            6. decline in price as a direct result of serious adverse credit factors affecting the issuer of a Security which, in

                                    -18-
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



                  the opinion of the Sponsor, would make the retention of the Security detrimental to the Trust or the Certificateholders.

      If a default in the payment of amounts due on any Security occurs and if the Sponsor fails to give immediate instructions to sell or hold that Security, the Trust Agreement provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security.

      The Trust Agreement provides that it is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an issuer of any of the Securities to issue new securities in exchange and substitution for any Security pursuant to a recapitalization or reorganization, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the issuer failed to declare or pay, or the Sponsor anticipates such issuer will fail to declare or pay, anticipated dividends with respect thereto.

      The Trust Agreement also authorizes the Sponsor to increase the size and number of Units of the Trust by the deposit of Additional Securities, contracts to purchase Additional Securities or cash or a letter of credit with instructions to purchase Additional Securities in exchange for the correspond-ing number of additional Units from time to time subsequent to the initial Date of Deposit, provided that the original proportionate relationship among the number of shares of each Security established on the Initial Date of Deposit is maintained to the extent practicable.

      With respect to deposits of Additional Securities (or cash or a letter of credit with instructions to purchase Additional Securities), in connection with creating additional Units of the Trust, the Sponsor may specify the minimum numbers in which Additional Securities will be deposited or purchased. If a deposit is not sufficient to acquire minimum amounts of each Security, Additional Securities may be acquired in the order of the Security most under-represented immediately before the deposit when compared to the original proportionate relationship. If Securities of an issue originally deposited are unavailable at the time of the subsequent deposit, the Sponsor may (1) deposit cash or a letter of credit with instructions to purchase the Security when it becomes available, or (2) deposit (or instruct the Trustee to purchase) either Securities of one or more other issues originally deposited or a Substitute Security.


                         TRUST AGREEMENT AND AMENDMENT

      The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Certificateholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or
(3) to make such other provisions in regard to matters arising thereunder as shall not adversely affect the interests of the Certificateholders.

      The Trust Agreement may also be amended in any respect, or performance of any of the provisions thereof may be waived, with the consent of the holders of Certificates evidencing 66 2/3% of the Units then outstanding for the purpose of modifying the rights of Certificateholders; provided that no such amendment or waiver shall reduce any Certificateholder's interest in the Trust without his consent or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of the holders of all Certificates. The Trust Agreement may not be amended, without the consent of the holders of all Certificates in the Trust then outstanding, to increase the number of Units issuable or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust,

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



except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Certificateholders, in writing, of the substance of any such amendment.

Trust Termination

      The Trust Agreement provides that the Trust shall terminate upon the maturity, redemption or other disposition, as the case may be, of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date. If the value of the Trust shall be less than the minimum amount set forth under "Summary of Essential Information" in Part A, the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate the Trust. The Trust may also be terminated at any time with the consent of the holders of Certificates representing 100% of the Units then outstanding. The Trustee may utilize the services of the Sponsor for the sale of all or a portion of the Securities in the Trust. The Sponsor will receive brokerage commissions from the Trust in connection with such sales in accordance with applicable law. In the event of termination, written notice thereof will be sent by the Trustee to all Certificateholders. Such notice will provide Certificateholders with three options by which to receive their pro rata share of the net asset value of the Trust.

            1. A Certificateholder who owns at least 2,500 Units and who so elects by notifying the Trustee prior to the commencement of the Liquidation Period by returning a properly completed election request (to be supplied to Certificateholders at least 20 days prior to such date) (see Part A--"Summary of Essential Information" for the date of the commencement of the Liquidation Period) and whose interest in the Trust entitles him to receive at least one share of each underlying Security will have his Units redeemed on commencement of the Liquidation Period by distribution of the Certificateholder's pro rata share of the net asset value of the Trust on such date distributed in kind to the extent represented by whole shares of underlying Securities and the balance in cash within 3 business days next following the commencement of the Liquidation Period. Certificateholders subsequently selling such distributed Securities will incur brokerage costs when disposing of such Securities. Certificateholders should consult their own tax adviser in this regard.

            A Certificateholder may also elect prior to the Mandatory Termination Date by so specifying in a properly completed election request, the following two options with regard to the termination distribution of such Certificateholder's interest in the Trust as set forth below:

            2. to receive in cash such Certificateholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as the agent of the Trustee of the underlying Securities over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period. The Certificateholder's Redemption Price per Unit on the settlement date of the last trade of a Security in the Trust will be distributed to such Certificateholder within 3 business days of the settlement of the trade of the last Security to be sold; and/or

            3. upon the receipt by the Trust of an appropriate exemptive order from the Securities and Exchange Commission, to invest such Certificateholder's pro rata share of the net asset value of the Trust derived from the sale by the Sponsor as agent of the Trustee of the underlying Securities over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period, in units of a subsequent series of the Equity Trust (the "New Series"), provided one is offered. The Units of a New Series will be purchased by

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



      the Certificateholder within 3 days of the settlement of the trade for the last Security to be sold. Such purchaser will be entitled to a reduced sales load of approximately 2.5% of the Public Offering Price upon the purchase of units of the New Series. It is expected that the terms of the New Series will be substantially the same as the terms of the Trust described in this Prospectus, and that similar options with respect to the termination of such New Series will be available. The availability of this option does not constitute a solicitation of an offer to purchase Units of a New Series or any other security. A Certificateholder's election to participate in this option will be treated as an indication of interest only. At any time prior to the purchase by the Certificateholder of units of a New Series such Certificateholder may change his investment strategy and receive, in cash, the proceeds of the sale of the Securities. An election of this option will not prevent the Certificateholder from recognizing taxable gain as a result of the liquidation, even though no cash will be distributed to pay any taxes. A Certificateholder will not be able to deduct a loss that is realized to the extent the New Series holds the same Securities as were held by the Trust. Certificateholders should consult their own tax advisers in this regard.

      The Sponsor has agreed to effect the sales of underlying securities for the Trustee in the case of the second and third options over a period not to exceed 60 business days immediately following the commencement of the Liquidation Period free of brokerage commissions. The Sponsor, on behalf of the Trustee, will sell, unless prevented by unusual and unforeseen circumstances, such as, among other reasons, a suspension in trading of a Security, the close of a stock exchange, outbreak of hostilities and collapse of the economy, on each business day during the 60 business day period at least a number of shares of each Security which then remains in the portfolio (based on the number of shares of each issue in the portfolio) multiplied by a fraction the numerator of which is one and the denominator of which is the number of days remaining in the 60 business day sales period. The Redemption Price Per Unit upon the settlement of the last sale of Securities during the 60 business day period will be distributed to Certificateholders in redemption of such Certificateholders' interest in the Trust.

      Depending on the amount of proceeds to be invested in Units of the New Series and the amount of other orders for Units in the New Series, the Sponsor may purchase a large amount of securities for the New Series in a short period of time. The Sponsor's buying of securities may tend to raise the market prices of these securities. The actual market impact of the Sponsor's purchases, however, is currently unpredictable because the actual amount of securities to be purchased and the supply and price of those securities is unknown. A similar problem may occur in connection with the sale of Securities during the 60 business day period immediately following the commencement of the Liquidation Period; depending on the number of sales required, the prices of and demand for Securities, such sales may tend to depress the market prices and thus reduce the proceeds of such sales. The Sponsor believes that the sale of underlying Securities over a 60 business day period as described above is in the best interest of a Certificateholder and may mitigate the negative market price consequences stemming from the trading of large amounts of Securities. The Securities may be sold in fewer than 60 days if, in the Sponsor's judgment, such sales are in the best interest of Certificateholders. The Sponsor, in implementing such sales of securities on behalf of the Trustee, will seek to maximize the sales proceeds and will act in the best interests of the Certificateholders. There can be no assurance, however, that any adverse price consequences of heavy trading will be mitigated.

      Certificateholders who do not make any election will be deemed to have elected to receive the Redemption Price per Unit in cash (option number 2).

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      The Sponsor may for any reason, in their sole discretion, decide not to sponsor any subsequent series of the Trust, without penalty or incurring liability to any Certificateholder. If the Sponsor so decides, the Sponsor will notify the Trustee of that decision, and the Trustee will notify the Certificateholders before the Termination Date. All Certificateholders will then elect either option 1, if eligible, or option 2.

      By electing to reinvest in the New Series, the Certificateholder indicates his interest in having his terminating distribution from the Trust invested only in the New Series created next following termination of the Trust; the Sponsor expects, however, that a similar reinvestment program will be offered with respect to all subsequent series of the Trust, thus giving Certificateholders a yearly opportunity to elect to "rollover" their terminating distributions into a New Series. The availability of the reinvestment privilege does not constitute a solicitation of offers to purchase units of a New Series or any other security. A Certificateholder's election to participate in the reinvestment program will be treated as an indication of interest only. The Sponsor intends to coordinate the date of deposit of a future series so that the terminating trust will terminate contemporaneously with the creation of a New Series.

      The Sponsor reserves the right to modify, suspend or terminate the reinvestment privilege at any time.

The Sponsor

      The Sponsor, Reich & Tang Distributors L.P. ("Reich & Tang") (successor to the Unit Investment Trust Division of Bear, Stearns & Co., Inc.), a Delaware limited partnership, is engaged in the brokerage business and is a member of the National Association of Securities Dealers, Inc. Reich & Tang is also a registered investment adviser. Reich & Tang maintains its principal business offices at 600 Fifth Avenue, New York, New York 10020. Reich & Tang Asset Management L.P. ("RTAM LP"), a registered investment adviser, having its principal place of business at 399 Boylston Street, Boston, MA 02116, is the 99% limited partner of the Sponsor. RTAM LP is 99.5% owned by New England Investment Companies, LP ("NEIC LP") and Reich & Tang Asset Management, Inc., a wholly owned subsidiary of NEIC LP, owns the remaining .5% interest of RTAM LP and is its general partner.

      NEIC LP's general partner is New England Investment Companies, Inc. ("NEIC"), a holding company offering a broad array of investment styles across a wide range of asset categories through ten investment advisory/management affiliates and two distribution affiliates. These affiliates in the aggregate are investment advisers or managers to over 57 registered investment companies. Reich & Tang is the successor sponsor for numerous series of unit investment trusts, including: New York Municipal Trust, Series 1 (and Subsequent Series); Municipal Securities Trust, Series 1 (and Subsequent Series), 1st Discount Series (and Subsequent Series), Multi-State Series 1 (and Subsequent Series); Mortgage Securities Trust, Series 1 (and Subsequent Series), Insured Municipal Securities Trust, Series 1 (and Subsequent Series), 5th Discount Series (and Subsequent Series), and Equity Securities Trust, Series 1, Signature Series, Gabelli Communications Income Trust (and Subsequent Series).

      On August 30, 1996, the merger of New England Mutual Life Insurance Company and Metropolitan Life Insurance Company ("MetLife") became effective, with MetLife being the continuing company. RTAM LP remains a wholly-owned subsidiary of NEIC LP, a New York Stock Exchange listed company, but its sole general partner is now an indirect subsidiary of MetLife. MetLife also indirectly owns a majority of the outstanding limited partnership interest of NEIC LP.

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



      MetLife is a mutual life insurance company with assets of $142.2 billion at March 31, 1996. It is the second largest life insurance company in the United States in terms of total assets. MetLife provides a wide range of insurance and investment products and services to individuals and groups and is the leader among United States life insurance companies in terms of total life insurance in force, which exceeded $1.2 trillion at March 31, 1996 for MetLife and its insurance affiliates. MetLife and its affiliates provide insurance or other financial services to approximately 36 million people worldwide.

            The information included herein is only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations.

      The Sponsor will be under no liability to Certificateholders for taking any action, or refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment except in cases of its own willful misfeasance, bad faith, gross negligence of reckless disregard of its obligations and duties.

      The Sponsor may resign at any time by delivering to the Trustee an instrument of resignation executed by the Sponsor.

      If at any time the Sponsor shall resign or fail to perform any of its duties under the Trust Agreement or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may either (a) appoint a successor Sponsor; (b) terminate the Trust Agreement and liquidate the Trust; or (c) continue to act as Trustee without terminating the Trust Agreement. Any successor Sponsor appointed by the Trustee shall be satisfactory to the Trustee and, at the time of appointment, shall have a net worth of at least $1,000,000.

The Trustee

      The Trustee is The Chase Manhattan Bank with its principal executive office located at 270 Park Avenue, New York, New York 10017, (800) 428-8890 and its unit investment trust office at 770 Broadway, New York, New York 10003. Effective on or after November 15, 1996 the address of the Trustee's unit investment trust office will be 4 New York Plaza, New York, New York 10004. The Trustee is subject to the supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

      The Trustee shall not be liable or responsible in any way for taking any action, or for refraining from taking any action, in good faith pursuant to the Trust Agreement, or for errors in judgment; or for any disposition of any moneys, Securities or Certificates in accordance with the Trust Agreement, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties; provided, however, that the Trustee shall not in any event be liable or responsible for any evaluation made by any independent evaluation service employed by it. In addition, the Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or the Trust which it may be required to pay under current or future law of the United States or any other taxing authority having jurisdiction. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities pursuant to the Trust Agreement.

      For further information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Rights of Certificateholders."


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



      The Trustee may resign by executing an instrument in writing and filing the same with the Sponsor, and mailing a copy of a notice of resignation to all Certificateholders. In such an event the Sponsor is obligated to appoint a successor Trustee as soon as possible. In addition, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Certificateholder by the Sponsor. If upon resignation of the Trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of the Trustee becomes effective only when the successor Trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor Trustee. Upon execution of a written acceptance of such appointment by such successor Trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor.

      Any corporation into which the Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which the Trustee shall be a party, shall be the successor Trustee. The Trustee must always be a banking corporation organized under the laws of the United States or any State and have at all times an aggregate capital, surplus and undivided profits of not less than $2,500,000.

Evaluation of The Trust

      The value of the Securities in the Trust portfolio is determined in good faith by the Trustee on the basis set forth under "Public Offering--Offering Price." The Sponsor and the Certificateholders may rely on any evaluation furnished by the Trustee and shall have no responsibility for the accuracy thereof. Determinations by the Trustee under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Trustee shall be under no liability to the Sponsor or Certificateholders for errors in judgment, except in cases of its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. The Trustee, the Sponsor and the Certificateholders may rely on any evaluation furnished to the Trustee by an independent evaluation service and shall have no responsibility for the accuracy thereof.

                          TRUST EXPENSES AND CHARGES

      At no cost to the Trust, the Sponsor has borne all the expenses of creating and establishing the Trust, including the cost of initial preparation and execution of the Trust Agreement, registration of the Trust and the Units under the Investment Company Act and the Securities Act, the initial preparation and printing of the Certificates, legal expenses, advertising and selling expenses, expenses of the Trustee, initial fees and other out-of-pocket expenses.

      The Sponsor will not charge the Trust a fee for its services as such. (See "Sponsor's and Underwriters' Profits".)

      The Sponsor will receive for portfolio supervisory services to the Trust an Annual Fee in the amount set forth under "Summary of Essential Information" in Part A. The Sponsor's fee may exceed the actual cost of providing portfolio supervisory services for these Trusts, but at no time will the total amount received for portfolio supervisory services rendered to all series of the Equity Securities Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year. (See "Portfolio Supervision".)


                                    -24-
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



      The Trustee will receive for its ordinary recurring services to the Trust an annual fee in the amount set forth under "Summary of Essential Information" in Part A. For a discussion of the services performed by the Trustee pursuant to its obligations under the Trust Agreement, see "Trust Administration" and "Rights of Certificateholders".

      The Trustee's fees applicable to a Trust are payable monthly as of the Record Date from the Income Account of the Trust to the extent funds are available and then from the Principal Account. Such fees may be increased without approval of the Certificateholders by amounts not exceeding proportionate increases in consumer prices for services as measured by the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent".

      The following additional charges are or may be incurred by the Trust: all expenses (including counsel fees) of the Trustee incurred and advances made in connection with its activities under the Trust Agreement, including the expenses and costs of any action undertaken by the Trustee to protect the Trust and the rights and interests of the Certificateholders; fees of the Trustee for any extraordinary services performed under the Trust Agreement; indemnification of the Trustee for any loss or liability accruing to it without gross negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust; indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as sponsor of the Trust without gross negligence, bad faith or willful misconduct on its part; and all taxes and other governmental charges imposed upon the Securities or any part of the Trust (no such taxes or charges are being levied, made or, to the knowledge of the Sponsor, contemplated). The above expenses, including the Trustee's fees, when paid by or owing to the Trustee are secured by a first lien on the Trust to which such expenses are charged. In addition, the Trustee is empowered to sell the Securities in order to make funds available to pay all expenses.

      The accounts of the Trust shall be audited not less than annually by independent public accountants selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds 50 Cents per Unit. Certificateholders covered by the audit during the year may receive a copy of the audited financials upon request.


                    EXCHANGE PRIVILEGE AND CONVERSION OFFER

      Certificateholders may elect to exchange any or all of their Units of this Trust for Units of one or more of any available series of Equity Securities Trust, Mortgage Securities Trust, Insured Municipal Securities Trust, Municipal Securities Trust, New York Municipal Trust or Mortgage Securities Trust (the "Exchange Trusts") at a reduced sales charge as set forth below. Under the Exchange Privilege, the Sponsor's repurchase price during the initial offering period of the Units being surrendered will be based on the market value of the Securities in the Trust portfolio or on the aggregate offer price of the securities in the other Trust Portfolios; and, after the initial offering period has been completed, will be based on the aggregate bid price of the securities in the particular Trust portfolio.
Units in an Exchange Trust then will be sold to the Certificateholder at a price based on the aggregate offer price of the Securities in the Exchange Trust portfolio (or for units of Equity Securities Trust, based on the market value of the underlying Securities in the Equity Trust Portfolio) during the initial public offering period of the Exchange Trust and after the initial public offering period has been completed, based on the aggregate bid price of the Bonds in the Exchange Trust Portfolio if its initial offering has been completed, plus accrued interest (or for units of Equity Securities Trust,

                                    -25-
C/M:  01472.0018 309760.2
based on the market value of underlying securities in the Equity Trust Portfolio) and a reduced sales charge as set forth below.

      Except for Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be approximately 1.5% of the price of each Exchange Trust unit (or 1,000 Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust). For Certificateholders who wish to exercise the Exchange Privilege within the first five months of their purchase of Units of the Trust, the sales charge applicable to the purchase of units of an Exchange Trust shall be the greater of (i) approximately 1.5% of the price of each Exchange Trust unit (or 1,000 Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust), or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of Units of the Trust at least equals the sales charge applicable in the direct purchase of units of an Exchange Trust. The Exchange Privilege is subject to the following conditions:

            1. The Sponsor must be maintaining a secondary market in both the Units of the Trust held by the Certificateholder and the Units of the available Exchange Trust. While the Sponsor has indicated its intention to maintain a market in the Units of all Trusts sponsored by it, the Sponsor is under no obligation to continue to maintain a secondary market and therefore there is no assurance that the Exchange Privilege will be available to a Certificateholder at any specific time in the future. At the time of the Certificateholder's election to participate in the Exchange Privilege, there also must be Units of the Exchange Trust available for sale, either under the initial primary distribution or in the Sponsor's secondary market.

            2. Exchanges will be effected in whole units only. Any excess proceeds from the Units surrendered for exchange will be remitted and the selling Certificateholder will not be permitted to advance any new funds in order to complete an exchange. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 Units. Units of the Equity Securities Trust may only be acquired in blocks of 100 Units.

            3. The Sponsor reserves the right to suspend, modify or terminate the Exchange Privilege. The Sponsor will provide Certificateholders of the Trust with 60 days prior written notice of any termination or material amendment to the Exchange Privilege, provided that, no notice need be given if (i) the only material effect of an amendment is to reduce or eliminate the sales charge payable at the time of the exchange, to add one or more series of the Trust eligible for the Exchange Privilege, (ii) there is a suspension of the redemption of units of an Exchange Trust under Section 22(e) of the Investment Company Act of 1940, or (iii) an Exchange Trust temporarily delays or ceases the sale of its units because it is unable to invest amounts effectively in accordance with its investment objectives, policies and restrictions. During the 60 day notice period prior to the termination or material amendment of the Exchange Privilege described above, the Sponsor will continue to maintain a secondary market in the units of all Exchange Trusts that could be acquired by the affected Certificateholders. Certificateholders may, during this 60 day period, exercise the Exchange Privilege in accordance with its terms then in effect. In the event the Exchange Privilege is not available to a Certificateholder at the time he wishes to exercise it, the Certificateholder will immediately be notified and no action will be taken with respect to his Units without further instructions from the Certificateholder.

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



      To exercise the Exchange Privilege, a Certificateholder should notify the Sponsor of his desire to exercise his Exchange Privilege. If Units of a designated, outstanding series of an Exchange Trust are at the time available for sale and such Units may lawfully be sold in the state in which the Certificateholder is a resident, the Certificateholder will be provided with a current prospectus or prospectuses relating to each Exchange Trust in which he indicates an interest. He may then select the Trust or Trusts into which he desires to invest the proceeds from his sale of Units. The exchange transaction will operate in a manner essentially identical to a secondary market transaction except that units may be purchased at a reduced sales charge.

EXAMPLE: Assume that after the initial public offering has been completed, a Certificateholder has five units of a Trust with a current value of $700 per unit which he has held for more than 5 months and the Certificateholder wishes to exchange the proceeds for units of a secondary market Exchange Trust with a current price of $725 per unit. The proceeds from the Certificateholder's original units will aggregate $3,500. Since only whole units of an Exchange Trust may be purchased under the Exchange Privilege, the Certificateholder would be able to acquire four units (or 4,000 Units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $2,943.50 ($2,900 for units and $43.50 for the sales charge). The remaining $556.50 would be remitted to the Certificateholder in cash. If the Certificateholder acquired the same number of units at the same time in a regular secondary market transaction, the price would have been $3,059.50 ($2,900 for units and $159.50 for the sales charge, assuming a 5 1/2% sales charge times the public offering price).

The Conversion Offer

      Unit owners of any registered unit investment trust for which there is no active secondary market in the units of such trust (a "Redemption Trust") will be able to elect to redeem such units and apply the proceeds of the redemption to the purchase of available Units of one or more series of Municipal Securities Trust, Insured Municipal Securities Trust, Mortgage Securities Trust, New York Municipal Trust or Equity Securities Trust (the "Conversion Trusts") at the Public Offering Price for units of the Conversion Trust based on a reduced sales charge as set forth below. Under the Conversion Offer, units of the Redemption Trust must be tendered to the trustee of such trust for redemption at the redemption price, which is based upon the market value of the underlying securities in the Trust portfolio or the aggregate bid side evaluation of the underlying bonds in other Trust portfolios and is generally about 1 1/2% to 2% lower than the offering price for such bonds. The purchase price of the units will be based on the aggregate offer price of the underlying bonds in the Conversion Trust portfolio during its initial offering period; or, at a price based on the aggregate bid price of the underlying bonds if the initial public offering of the Conversion Trust has been completed, plus accrued interest and a sales charge as set forth below. If the participant elects to purchase units of the Equity Securities Trust under the Conversion Offer, the purchase price of the units will be based, at all times, on the market value of the underlying securities in the Trust portfolio plus a sales charge.

      Except for Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of the Conversion Trust shall be approximately 1.5% of the price of each Unit (or per 1,000 Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust). For Certificateholders who wish to exercise the Conversion Offer within the first five months of their purchase of units of a Redemption Trust, the sales charge applicable to the purchase of Units of a Conversion Trust shall be the greater of (i) approximately 1.5% of the price of each Unit (or per 1,000

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



Units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust) or (ii) an amount which when coupled with the sales charge paid by the Certificateholder upon his original purchase of units of the Redemption Trust at least equals the sales charge applicable in the direct purchase of Units of a Conversion Trust. The Conversion Offer is subject to the following limitations:

            1. The Conversion Offer is limited only to unit owners of any Redemption Trust, defined as a unit investment trust for which there is no active secondary market at the time the Certificateholder elects to participate in the Conversion Offer. At the time of the unit owner's election to participate in the Conversion Offer, there also must be available units of a Conversion Trust, either under a primary distribution or in the Sponsor's secondary market.

            2. Exchanges under the Conversion Offer will be effected in whole units only. Unit owners will not be permitted to advance any new funds in order to complete an exchange under the Conversion Offer. Any excess proceeds from units being redeemed will be returned to the unit owner. Units of the Mortgage Securities Trust may only be acquired in blocks of 1,000 units. Units of the Equity Securities Trust may only be acquired in blocks of 100 Units.

            3. The Sponsor reserves the right to modify, suspend or terminate the Conversion Offer at any time without notice to unit owners of Redemption Trusts. In the event the Conversion Offer is not available to a unit owner at the time he wishes to exercise it, the unit owner will be notified immediately and no action will be taken with respect to his units without further instruction from the unit owner. The Sponsor also reserves the right to raise the sales charge based on actual increases in the Sponsor's costs and expenses in connection with administering the program, up to a maximum sales charge of 2% per unit (or per 1,000 units for the Mortgage Securities Trust or 100 Units for the Equity Securities Trust).

      To exercise the Conversion Offer, a unit owner of a Redemption Trust should notify his retail broker of his desire to redeem his Redemption Trust Units and use the proceeds from the redemption to purchase Units of one or more of the Conversion Trusts. If Units of a designated, outstanding series of a Conversion Trust are at that time available for sale and if such Units may lawfully be sold in the state in which the unit owner is a resident, the unit owner will be provided with a current prospectus or prospectuses relating to each Conversion Trust in which he indicates an interest. He then may select the Trust or Trusts into which he decides to invest the proceeds from the sale of his Units. The transaction will be handled entirely through the unit owner's retail broker. The retail broker must tender the units to the trustee of the Redemption Trust for redemption and then apply the proceeds to the redemption toward the purchase of units of a Conversion Trust at a price based on the aggregate offer or bid side evaluation per Unit of the Conversion Trust, depending on which price is applicable, plus accrued interest and the applicable sales charge. The certificates must be surrendered to the broker at the time the redemption order is placed and the broker must specify to the Sponsor that the purchase of Conversion Trust Units is being made pursuant to the Conversion Offer. The unit owner's broker will be entitled to retain $5 of the applicable sales charge.

EXAMPLE: Assume a unit owner has five units of a Redemption Trust which has held for more than 5 months with a current redemption price of $675 per unit based on the aggregate bid price of the underlying bonds and the unit owner wishes to participate in the Conversion Offer and exchange the proceeds for units of a secondary market Conversion Trust with a current price of $750 per Unit. The proceeds for the unit owner's redemption of units will aggregate

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



$3,375. Since only whole units of a Redemption Trust may be purchased under the Conversion Offer, the unit owner will be able to acquire four units of the Conversion Trust (or 4,000 units of the Mortgage Securities Trust or 400 Units of the Equity Securities Trust) for a total cost of $3,045 ($3,000 for units and $45 for the sales charge). The remaining $330 would be remitted to the unit owner in cash. If the unit owner acquired the same number of Conversion Trust units at the same time in a regular secondary market transaction, the price would have been $3,165 ($3,000 for units and $165 for the sales charge, assuming a 5 1/2% sales charge times the public offering price).

Tax Consequences of the Exchange Privilege and the Conversion Offer

      A surrender of units pursuant to the Exchange Privilege or the Conversion Offer will constitute a "taxable event" to the Certificateholder under the Internal Revenue Code. The Certificateholder will realize a tax gain or loss that will be of a long- or short-term capital or ordinary income nature depending on the length of time the units have been held and other factors. (See "Tax Status.") A Certificateholder's tax basis in the Units acquired pursuant to the Exchange Privilege or Conversion Offer will be equal to the purchase price of such Units. Investors should consult their own tax advisers as to the tax consequences to them of exchanging or redeeming units and participating in the Exchange Privilege or Conversion Offer.


                                 OTHER MATTERS

Legal Opinions

      The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Battle Fowler LLP, 75 East 55th Street, New York, New York 10036 as counsel for the Sponsor. Carter, Ledyard & Milburn, Two Wall Street, New York, New York 10005, have acted as counsel for the Trustee.


Independent Accountants

      The financial statements of the Trust for the year ended June 30, 1996 included in Part A of this Prospectus have been examined by Price Waterhouse LLP, independent accountants. The financial statements have been so included in reliance on their report given upon the authority of said firm as experts in accounting and auditing. KPMG Peat Marwick LLP has consented to the incorporation by reference of their report on the statements of operations and changes in net assets for the Trust included in Part A of this Prospectus for the period ended June 30, 1995.

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



      I am the owner of _______ units of Equity Securities Trust, Series 5.

      I would like to learn more about the Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio including charges and expenses. I understand that my request for more information about this fund in no way obligates me to participate in the reinvestment option, and that this request form is not an offer to sell. Please send me more information, including a copy of the current prospectus of the Treasurer's Fund, Inc., U.S. Treasury Money Market Portfolio.


                                    Date



--------------------------------
Registered Holder (Print)                 Registered Holder (Print)

--------------------------------
Registered Holder Signature               Registered Holder Signature
                                          (Two signatures if joint tenancy)

My Brokerage Firm's Name

Street Address

City, State and Zip Code

Broker's Name ____________________________ Broker's No.



                                   MAIL TO
                          THE TREASURER'S FUND, INC.
                          19 OLD KINGS HIGHWAY SOUTH
                               DARIEN, CT 06820

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




                       INDEX

Title                                          Page      EQUITY SECURITIES TRUST
                                                                SERIES 5
PART A
                                                               REIT SERIES
The Trust.......................................A-2    (A Unit Investment Trust)
Risk Considerations.............................A-3
Public Offering.................................A-4
Distributions...................................A-4            Prospectus
Market for Units................................A-5
Total Reinvestment Plan.........................A-5     Dated:  October 31, 1996
Termination.....................................A-5
Summary of Essential Information................A-7
Information Regarding the Trust.................A-8
Financial and Statistical Information...........A-9             Sponsor:

PART B                                                        Reich & Tang
                                                            Distributors L.P.
The Trust......................................   1         600 Fifth Avenue
Risk Considerations............................   4       New York, N.Y.  10020
Public Offering................................   9           212-830-5200
Rights of Certificateholders...................  11
Tax Status.....................................  13
Liquidity......................................  15
Total Reinvestment Plan........................  18             Trustee:
Trust Administration...........................  18
Trust Amendment and Agreement....................19     The Chase Manhattan Bank
Trust Expenses and Charges.....................  24           770 Broadway
Exchange Privilege and Conversion Offer........  25       New York, N.Y.  10003
Other Matters..................................  29          1-800-882-9898

            Parts A and B of this Prospectus do
not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange
Commission, Washington, D.C., under the
Securities Act of 1933, and to which reference is made.

                     *   *   *



            This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

                                   *   *   *

            No person is authorized to give any information or to make any representations not contained in Parts A and B of this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, the Evaluator, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.


C/M:  01472.0018 309760.2